UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 96.0%

U.S. Treasury Bills - 96.0%
U.S. Treasury Bills
0.20%, 12/15/16*	$126,840,000	$126,833,404
0.31%, 1/5/17*	97,540,000	97,510,836

TOTAL INVESTMENTS IN SECURITIES - 96.0% (Cost: $224,342,149)		224,344,240
Cash and Other Assets in Excess of Liabilities - 4.0%		9,229,095

NET ASSETS - 100.0%		$233,573,335

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
12/5/2016	AUD	2,804,800	USD	2,131,743	$60,731
12/5/2016	AUD	3,681,300	USD	2,797,825	79,622
12/5/2016	AUD	3,681,300	USD	2,797,832	79,629
12/5/2016	AUD	3,681,300	USD	2,797,840	79,636
12/5/2016	AUD	3,681,300	USD	2,797,166	78,963
12/5/2016	AUD	215,000	USD	164,341	5,589
12/5/2016	AUD	215,000	USD	160,736	1,984
12/5/2016	AUD	215,000	USD	160,858	2,106
12/5/2016	BRL	3,041,850	USD	944,381	45,773
12/5/2016	BRL	3,041,850	USD	944,056	45,449
12/5/2016	BRL	2,317,600	USD	723,386	38,733
12/5/2016	BRL	3,041,850	USD	943,970	45,363
12/5/2016	BRL	3,041,850	USD	943,824	45,217
12/5/2016	BRL	180,000	USD	54,953	1,779
12/5/2016	BRL	385,000	USD	110,961	(2,774)
12/5/2016	BRL	180,000	USD	52,941	(233)
12/5/2016	BRL	180,000	USD	52,988	(187)
12/5/2016	CAD	5,344,800	USD	3,985,593	6,650
12/5/2016	CAD	7,015,050	USD	5,230,662	8,300
12/5/2016	CAD	7,015,050	USD	5,231,060	8,698
12/5/2016	CAD	7,015,050	USD	5,230,951	8,588
12/5/2016	CAD	7,015,050	USD	5,230,381	8,019
12/5/2016	CAD	410,000	USD	306,116	891
12/5/2016	CAD	410,000	USD	305,490	265
12/5/2016	CAD	415,000	USD	308,849	(99)
12/5/2016	CHF	1,502,400	USD	1,520,771	42,850
12/5/2016	CHF	1,971,900	USD	1,995,957	56,185
12/5/2016	CHF	1,971,900	USD	1,995,535	55,763
12/5/2016	CHF	1,971,900	USD	1,995,925	56,153
12/5/2016	CHF	1,971,900	USD	1,995,977	56,206
12/5/2016	CHF	115,000	USD	118,268	5,142
12/5/2016	CHF	115,000	USD	113,493	367
12/5/2016	CHF	115,000	USD	113,653	527
12/5/2016	CNH	9,335,550	USD	1,373,392	24,177
12/5/2016	CNH	9,335,550	USD	1,373,441	24,225
12/5/2016	CNH	9,335,550	USD	1,373,237	24,021
12/5/2016	CNH	7,112,800	USD	1,046,390	18,416
12/5/2016	CNH	9,335,550	USD	1,373,319	24,104
12/5/2016	CNH	545,000	USD	80,348	1,582
12/5/2016	CNH	575,000	USD	82,939	(163)
12/5/2016	CNH	570,000	USD	82,388	9
12/5/2016	EUR	10,065,600	USD	11,063,906	394,848
12/5/2016	EUR	13,211,100	USD	14,519,237	516,097
12/5/2016	EUR	13,211,100	USD	14,520,941	517,802
12/5/2016	EUR	13,211,100	USD	14,519,580	516,441
12/5/2016	EUR	13,211,100	USD	14,521,047	517,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
12/5/2016	EUR	775,000	USD	860,587	$39,124
12/5/2016	EUR	770,000	USD	816,912	749
12/5/2016	EUR	775,000	USD	825,138	3,675
12/5/2016	GBP	3,556,350	USD	4,355,156	(94,715)
12/5/2016	GBP	3,556,350	USD	4,355,515	(94,356)
12/5/2016	GBP	3,556,350	USD	4,354,900	(94,971)
12/5/2016	GBP	2,709,600	USD	3,318,555	(71,823)
12/5/2016	GBP	3,556,350	USD	4,355,483	(94,388)
12/5/2016	GBP	205,000	USD	252,051	(4,454)
12/5/2016	GBP	205,000	USD	254,503	(2,003)
12/5/2016	GBP	205,000	USD	256,103	(403)
12/5/2016	JPY	883,764,000	USD	8,435,962	710,408
12/5/2016	JPY	673,344,000	USD	6,427,614	541,478
12/5/2016	JPY	883,764,000	USD	8,435,430	709,877
12/5/2016	JPY	883,764,000	USD	8,436,058	710,505
12/5/2016	JPY	883,764,000	USD	8,434,649	709,096
12/5/2016	JPY	51,990,000	USD	503,251	48,773
12/5/2016	JPY	51,640,000	USD	460,699	9,280
12/5/2016	JPY	51,905,000	USD	461,730	7,994
12/5/2016	KRW	1,794,660,000	USD	1,567,895	32,751
12/5/2016	KRW	1,794,660,000	USD	1,567,608	32,464
12/5/2016	KRW	1,794,660,000	USD	1,568,128	32,984
12/5/2016	KRW	1,794,660,000	USD	1,567,872	32,729
12/5/2016	KRW	1,367,360,000	USD	1,193,754	24,120
12/5/2016	KRW	105,000,000	USD	91,671	1,854
12/5/2016	KRW	105,000,000	USD	89,476	(341)
12/5/2016	KRW	105,000,000	USD	89,859	42
12/5/2016	MXN	85,680,000	USD	4,516,902	354,401
12/5/2016	MXN	85,680,000	USD	4,516,712	354,211
12/5/2016	MXN	65,280,000	USD	3,441,060	269,630
12/5/2016	MXN	85,680,000	USD	4,516,569	354,068
12/5/2016	MXN	85,680,000	USD	4,516,772	354,271
12/5/2016	MXN	4,960,000	USD	255,041	14,074
12/5/2016	MXN	5,005,000	USD	242,187	(966)
12/5/2016	MXN	4,985,000	USD	241,457	(724)
12/5/2016	USD	2,818,147	AUD	3,816,750	70
12/5/2016	USD	2,818,162	AUD	3,816,750	55
12/5/2016	USD	2,147,197	AUD	2,908,000	15
12/5/2016	USD	2,818,143	AUD	3,816,750	74
12/5/2016	USD	2,817,651	AUD	3,816,750	566
12/5/2016	USD	956,846	BRL	3,236,100	(854)
12/5/2016	USD	953,870	BRL	3,236,100	2,121
12/5/2016	USD	956,619	BRL	3,236,100	(628)
12/5/2016	USD	955,447	BRL	3,236,100	544
12/5/2016	USD	725,007	BRL	2,465,600	3,367
12/5/2016	USD	5,415,300	CAD	7,274,400	135
12/5/2016	USD	5,415,316	CAD	7,274,400	119
12/5/2016	USD	5,414,627	CAD	7,274,400	808
12/5/2016	USD	4,125,989	CAD	5,542,400	57
12/5/2016	USD	5,415,329	CAD	7,274,400	107
12/5/2016	USD	2,010,988	CHF	2,044,350	54
12/5/2016	USD	2,010,982	CHF	2,044,350	60
12/5/2016	USD	2,011,013	CHF	2,044,350	28
12/5/2016	USD	2,010,434	CHF	2,044,350	607
12/5/2016	USD	1,532,207	CHF	1,557,600	15
12/5/2016	USD	1,067,229	CNH	7,383,200	(176)
12/5/2016	USD	1,400,506	CNH	9,690,450	1
12/5/2016	USD	1,401,023	CNH	9,690,450	(516)
12/5/2016	USD	1,400,811	CNH	9,690,450	(303)
12/5/2016	USD	1,400,354	CNH	9,690,450	153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
12/5/2016	USD	14,519,157	EUR	13,698,300	$391
12/5/2016	USD	14,519,253	EUR	13,698,300	295
12/5/2016	USD	11,062,330	EUR	10,436,800	183
12/5/2016	USD	14,519,171	EUR	13,698,300	378
12/5/2016	USD	14,517,595	EUR	13,698,300	1,953
12/5/2016	USD	4,611,364	GBP	3,685,500	106
12/5/2016	USD	4,611,386	GBP	3,685,500	84
12/5/2016	USD	4,610,789	GBP	3,685,500	681
12/5/2016	USD	3,513,443	GBP	2,808,000	58
12/5/2016	USD	4,611,334	GBP	3,685,500	135
12/5/2016	USD	8,010,979	JPY	916,426,350	98
12/5/2016	USD	8,010,090	JPY	916,426,350	987
12/5/2016	USD	8,010,965	JPY	916,426,350	112
12/5/2016	USD	6,103,571	JPY	698,229,600	106
12/5/2016	USD	8,010,902	JPY	916,426,350	175
12/5/2016	USD	1,591,116	KRW	1,860,810,000	612
12/5/2016	USD	1,591,673	KRW	1,860,810,000	56
12/5/2016	USD	1,204,656	KRW	1,417,760,000	8,089
12/5/2016	USD	1,580,172	KRW	1,860,810,000	11,557
12/5/2016	USD	1,580,641	KRW	1,860,810,000	11,087
12/5/2016	USD	4,316,440	MXN	88,819,500	(1,416)
12/5/2016	USD	4,314,537	MXN	88,819,500	487
12/5/2016	USD	4,315,826	MXN	88,819,500	(802)
12/5/2016	USD	3,287,830	MXN	67,672,000	(193)
12/5/2016	USD	4,314,861	MXN	88,819,500	163
1/6/2017	AUD	4,045,650	USD	2,984,763	(113)
1/6/2017	AUD	4,045,650	USD	2,984,800	(76)
1/6/2017	AUD	4,045,650	USD	2,984,274	(602)
1/6/2017	AUD	3,082,400	USD	2,274,139	(52)
1/6/2017	AUD	4,045,650	USD	2,984,763	(113)
1/6/2017	BRL	3,480,750	USD	1,019,238	403
1/6/2017	BRL	3,480,750	USD	1,016,129	(2,707)
1/6/2017	BRL	3,480,750	USD	1,017,674	(1,162)
1/6/2017	BRL	2,652,000	USD	772,525	(3,731)
1/6/2017	BRL	3,480,750	USD	1,018,582	(253)
1/6/2017	CAD	7,553,700	USD	5,625,197	(355)
1/6/2017	CAD	7,553,700	USD	5,625,364	(187)
1/6/2017	CAD	5,755,200	USD	4,286,005	(130)
1/6/2017	CAD	7,553,700	USD	5,624,623	(929)
1/6/2017	CAD	7,553,700	USD	5,625,281	(271)
1/6/2017	CHF	2,174,550	USD	2,144,448	(142)
1/6/2017	CHF	2,174,550	USD	2,144,577	(13)
1/6/2017	CHF	2,174,550	USD	2,143,920	(670)
1/6/2017	CHF	1,656,800	USD	1,633,990	16
1/6/2017	CHF	2,174,550	USD	2,144,508	(82)
1/6/2017	CNH	10,180,800	USD	1,466,551	(290)
1/6/2017	CNH	10,180,800	USD	1,466,049	(793)
1/6/2017	CNH	7,756,800	USD	1,117,457	(137)
1/6/2017	CNH	10,180,800	USD	1,466,414	(428)
1/6/2017	CNH	10,180,800	USD	1,466,859	17
1/6/2017	EUR	14,625,450	USD	15,530,941	(563)
1/6/2017	EUR	14,625,450	USD	15,531,555	51
1/6/2017	EUR	14,625,450	USD	15,529,449	(2,055)
1/6/2017	EUR	14,625,450	USD	15,531,029	(476)
1/6/2017	EUR	11,143,200	USD	11,833,443	(84)
1/6/2017	GBP	3,703,350	USD	4,638,753	(202)
1/6/2017	GBP	3,703,350	USD	4,638,864	(91)
1/6/2017	GBP	2,821,600	USD	3,534,429	(13)
1/6/2017	GBP	3,703,350	USD	4,638,827	(128)
1/6/2017	GBP	3,703,350	USD	4,638,138	(817)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2017	JPY	1,027,225,500	USD	8,997,246	$(879)
1/6/2017	JPY	1,027,225,500	USD	8,998,153	27
1/6/2017	JPY	782,648,000	USD	6,855,459	(256)
1/6/2017	JPY	1,027,225,500	USD	8,997,569	(556)
1/6/2017	JPY	1,027,225,500	USD	8,997,869	(257)
1/6/2017	KRW	1,963,109,400	USD	1,678,302	(861)
1/6/2017	KRW	1,963,109,400	USD	1,666,760	(12,403)
1/6/2017	KRW	1,963,109,400	USD	1,667,043	(12,120)
1/6/2017	KRW	1,963,109,400	USD	1,678,876	(287)
1/6/2017	KRW	1,495,702,400	USD	1,270,532	(8,830)
1/6/2017	MXN	99,355,200	USD	4,810,219	1,428
1/6/2017	MXN	99,355,200	USD	4,808,350	(441)
1/6/2017	MXN	99,355,200	USD	4,803,465	(5,326)
1/6/2017	MXN	99,355,200	USD	4,808,589	(202)
1/6/2017	MXN	75,699,200	USD	3,663,333	(508)

					$8,373,977

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

CHF	Swiss franc

CNH	Offshore Chinese renminbi

EUR	Euro

GBP	British pound

JPY	Japanese yen

KRW	South Korean won

MXN	Mexican peso

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

November 30, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 98.7%

U.S. Treasury Bills - 98.7%
U.S. Treasury Bills
0.28%, 12/8/16*	$22,000,000	$21,999,450
0.29%, 12/22/16*	4,000,000	3,999,444

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $25,998,138)		25,998,894

REPURCHASE AGREEMENT - 6.2%

United States - 6.2%
Deutsche Bank, tri-party repurchase agreement dated 11/30/16 (tri-party custodian: The Bank of New York Mellon Corp.), 0.26% due 12/1/16; Proceeds at maturity - $1,631,012 (fully collateralized by U.S. Treasury Note, 1.63% due 2/15/26; Market value - $1,663,625) (Cost: $1,631,000)	1,631,000	1,631,000

TOTAL INVESTMENTS IN SECURITIES - 104.9% (Cost: $27,629,138)		27,629,894
Liabilities in Excess of Cash and Other Assets - (4.9)%		(1,290,692)

NET ASSETS - 100.0%		$26,339,202

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2017	BRL	11,145,000	USD	3,178,836	$(84,603)
1/4/2017	USD	4,067,472	BRL	13,600,000	(85,168)
1/4/2017	USD	6,022,252	BRL	20,135,400	(126,275)
1/4/2017	USD	3,471,280	BRL	11,208,762	(189,169)
1/4/2017	USD	3,486,823	BRL	11,353,097	(162,450)
2/2/2017	USD	7,771,481	BRL	25,506,000	(369,426)
2/2/2017	USD	5,816,609	BRL	19,100,000	(273,630)

					$(1,290,721)

CURRENCY LEGEND

BRL	Brazilian real

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

November 30, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 70.5%

U.S. Treasury Bills - 70.5%
U.S. Treasury Bills
0.20%, 12/15/16*	$8,000,000	$7,999,584
0.30%, 1/5/17*	25,542,000	25,534,363

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $33,534,007)		33,533,947

REPURCHASE AGREEMENT - 31.4%

United States - 31.4%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/16 (tri-party custodian: The Bank of New York Mellon Corp.), 0.28% due 12/1/16; Proceeds at maturity - $14,950,116 (fully collateralized by U.S. Treasury Note, 2.00% due 2/28/21; Market value - $15,249,049) (Cost: $14,950,000)	14,950,000	14,950,000

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $48,484,007)		48,483,947
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.9)%		(908,071)

NET ASSETS - 100.0%		$47,575,876

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
12/21/2016	USD	7,221,511	CNH	48,163,870	$(253,731)
12/21/2016	USD	7,516,492	CNH	50,129,742	(264,312)
12/21/2016	USD	6,734,827	CNY	45,008,851	(213,091)
12/21/2016	USD	6,469,749	CNY	43,243,799	(203,766)
12/21/2016	USD	5,157,174	CNY	34,666,520	(134,030)
12/21/2016	USD	5,371,666	CNY	36,081,480	(143,496)
2/15/2017	USD	5,399,791	CNY	36,945,373	(77,353)
2/15/2017	USD	5,190,311	CNY	35,496,536	(76,596)

					$(1,366,375)

CURRENCY LEGEND

CNH	Offshore Chinese renminbi

CNY	Chinese yuan

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 70.9%

U.S. Treasury Bills - 70.9%
U.S. Treasury Bills
0.20%, 12/15/16*	$18,300,000	$18,299,048
0.31%, 1/5/17*	17,486,000	17,480,772

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $35,779,542)		35,779,820

REPURCHASE AGREEMENT - 29.2%

United States - 29.2%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/16 (tri-party custodian: The Bank of New York Mellon Corp.), 0.28% due 12/1/16; Proceeds at maturity - $14,760,115 (fully collateralized by U.S. Treasury Note, 2.00% due 2/28/21; Market value - $15,055,234) (Cost: $14,760,000)	14,760,000	14,760,000

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $50,539,542)		50,539,820
Liabilities in Excess of Cash and Other Assets - (0.1)%		(66,799)

NET ASSETS - 100.0%		$50,473,021

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
2/3/2017	USD	3,016,416	BRL	9,840,000	$(161,506)
2/3/2017	USD	237,279	BRL	789,000	(8,364)
2/3/2017	USD	116,104	BRL	385,000	(4,402)
2/3/2017	USD	111,111	BRL	385,000	590
2/3/2017	USD	3,035,684	CLP	1,981,725,000	(105,448)
2/3/2017	USD	241,135	CLP	158,000,000	(7,511)
2/3/2017	USD	119,175	CLP	78,000,000	(3,842)
2/3/2017	USD	114,588	CLP	78,000,000	745
2/3/2017	USD	3,052,834	COP	9,144,765,000	(95,306)
2/3/2017	USD	236,334	COP	723,400,000	(2,377)
2/3/2017	USD	117,666	COP	359,000,000	(1,561)
2/3/2017	USD	112,465	COP	360,000,000	3,964
2/3/2017	USD	3,030,782	IDR	40,088,150,000	(111,754)
2/3/2017	USD	242,286	IDR	3,196,000,000	(9,569)
2/3/2017	USD	117,270	IDR	1,572,000,000	(2,804)
2/3/2017	USD	114,818	IDR	1,573,000,000	(279)
2/3/2017	USD	1,031,676	INR	69,844,500	(19,283)
2/3/2017	USD	1,031,753	INR	69,844,500	(19,360)
2/3/2017	USD	971,348	INR	65,736,000	(18,508)
2/3/2017	USD	242,211	INR	16,350,000	(5,219)
2/3/2017	USD	119,097	INR	8,045,000	(2,485)
2/3/2017	USD	116,958	INR	8,035,000	(491)
2/3/2017	USD	3,025,419	KRW	3,463,500,000	(60,912)
2/3/2017	USD	241,874	KRW	276,000,000	(5,638)
2/3/2017	USD	119,750	KRW	138,000,000	(1,632)
2/3/2017	USD	116,771	KRW	138,000,000	1,347
2/3/2017	USD	3,055,620	MXN	57,830,000	(252,901)
2/3/2017	USD	236,878	MXN	4,570,000	(15,393)
2/3/2017	USD	113,625	MXN	2,290,000	(2,641)
2/3/2017	USD	111,293	MXN	2,295,000	(66)
2/3/2017	USD	3,008,929	PHP	146,595,000	(85,590)
2/3/2017	USD	240,676	PHP	11,700,000	(7,360)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
2/3/2017	USD	118,616	PHP	5,830,000	$(2,357)
2/3/2017	USD	116,235	PHP	5,835,000	124
2/3/2017	USD	3,030,097	PLN	12,030,000	(162,732)
2/3/2017	USD	246,254	PLN	960,000	(17,437)
2/3/2017	USD	119,462	PLN	475,000	(6,245)
2/3/2017	USD	112,811	PLN	475,000	406
2/3/2017	USD	3,021,717	RUB	194,585,000	(48,309)
2/3/2017	USD	241,685	RUB	15,566,000	(3,824)
2/3/2017	USD	116,503	RUB	7,610,000	(217)
2/3/2017	USD	114,866	RUB	7,580,000	962
2/3/2017	USD	3,026,267	THB	106,455,000	(38,826)
2/3/2017	USD	242,088	THB	8,475,000	(4,254)
2/3/2017	USD	120,709	THB	4,220,000	(2,284)
2/3/2017	USD	118,406	THB	4,220,000	19
2/3/2017	USD	3,027,325	TRY	9,610,000	(264,231)
2/3/2017	USD	241,501	TRY	766,800	(21,029)
2/3/2017	USD	113,889	TRY	375,000	(6,068)
2/3/2017	USD	109,085	TRY	375,000	(1,264)
2/3/2017	USD	3,051,074	ZAR	42,955,000	(26,640)
2/3/2017	USD	245,900	ZAR	3,400,000	(6,508)
2/3/2017	USD	121,217	ZAR	1,675,000	(3,281)
2/3/2017	USD	113,456	ZAR	1,665,000	3,776
2/7/2017	USD	3,034,002	CNH	20,755,000	(44,011)
2/7/2017	USD	241,807	CNH	1,652,000	(3,818)
2/7/2017	USD	119,580	CNH	815,000	(2,170)
2/7/2017	USD	116,941	CNH	815,000	468
2/7/2017	USD	2,995,846	MYR	12,620,000	(198,371)
2/7/2017	USD	242,047	MYR	1,015,000	(17,052)
2/7/2017	USD	118,992	MYR	505,000	(7,048)
2/7/2017	USD	113,483	MYR	505,000	(1,540)

					$(1,889,317)

CURRENCY LEGEND

BRL	Brazilian real

CLP	Chilean peso

CNH	Offshore Chinese renminbi

COP	Colombian peso

IDR	Indonesian rupiah

INR	Indian rupee

KRW	South Korean won

MXN	Mexican peso

MYR	Malaysian ringgit

PHP	Philippine peso

PLN	Polish zloty

RUB	Russian ruble

THB	Thai baht

TRY	Turkish New lira

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

November 30, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 67.8%

U.S. Treasury Bill - 67.8%
U.S. Treasury Bill 0.30%, 1/5/17* (Cost: $7,250,902)	$7,253,000	$7,250,831

REPURCHASE AGREEMENT - 31.6%

United States - 31.6%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/16 (tri-party custodian: The Bank of New York Mellon Corp.), 0.28% due 12/1/16; Proceeds at maturity - $3,378,026 (fully collateralized by U.S. Treasury Note, 1.25% due 2/29/20; Market value - $3,445,643) (Cost: $3,378,000)	3,378,000	3,378,000

TOTAL INVESTMENTS IN SECURITIES - 99.4% (Cost: $10,628,902)		10,628,831
Cash and Other Assets in Excess of Liabilities - 0.6%		64,089

NET ASSETS - 100.0%		$10,692,920

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
2/3/2017	USD	3,717,174	INR	251,652,700	$(69,479)
2/3/2017	USD	3,499,810	INR	236,849,600	(66,684)
2/3/2017	USD	3,717,449	INR	251,652,700	(69,753)

					$(205,916)

CURRENCY LEGEND

INR	Indian rupee

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2016

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 13.2%

Australia - 13.2%
Queensland Treasury Corp.
6.00%, 7/21/22, Series 22, Reg S	1,317,000	AUD	$1,148,877
South Australian Government Financing Authority
5.00%, 5/20/21, Series 21	1,718,000	AUD	1,408,267
Western Australian Treasury Corp.
7.00%, 10/15/19, Series 19	1,213,000	AUD	1,017,148
5.00%, 7/23/25, Reg S	500,000	AUD	422,900

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $4,319,686)			3,997,192

FOREIGN GOVERNMENT OBLIGATIONS - 58.3%

China - 4.7%
China Government Bond
2.48%, 12/1/20	2,000,000	CNY	280,144
2.36%, 8/18/21, Reg S	3,000,000	CNY	415,648
3.10%, 6/29/22	2,500,000	CNY	357,289
3.48%, 6/29/27, Reg S	2,500,000	CNY	362,012

Total China			1,415,093

Hong Kong - 7.5%
Hong Kong Government Bond
1.51%, 2/24/27	650,000	HKD	84,967
Hong Kong Government Bond Programme
1.06%, 2/5/20	3,650,000	HKD	472,013
2.46%, 8/4/21	8,700,000	HKD	1,192,399
1.10%, 1/17/23	4,000,000	HKD	513,365

Total Hong Kong			2,262,744

Indonesia - 4.5%
Indonesia Treasury Bond
7.88%, 4/15/19, Series FR69	3,997,000,000	IDR	294,485
12.80%, 6/15/21, Series FR34	7,718,000,000	IDR	666,058
7.00%, 5/15/22, Series FR61	5,534,000,000	IDR	389,127

Total Indonesia			1,349,670

Malaysia - 6.2%
Malaysia Government Bond
4.01%, 9/15/17, Series 0210	1,050,000	MYR	235,815
3.26%, 3/1/18, Series 0213	1,362,000	MYR	302,714
4.38%, 11/29/19, Series 0902	4,405,000	MYR	995,218
3.48%, 3/15/23, Series 0313	1,232,000	MYR	259,101
3.96%, 9/15/25, Series 0115	400,000	MYR	86,142

Total Malaysia			1,878,990

New Zealand - 2.8%
New Zealand Government Bond
5.00%, 3/15/19, Series 319, Reg S	941,000	NZD	709,193
6.00%, 5/15/21, Series 521, Reg S	169,000	NZD	137,430

Total New Zealand			846,623

Philippines - 6.1%
Philippine Government Bond
5.00%, 8/18/18, Series 7-51	17,850,000	PHP	367,937
3.50%, 3/20/21, Series 7-57	10,000,000	PHP	195,429
3.63%, 9/9/25, Series 1060	14,166,000	PHP	265,551
Philippine Government International Bond
4.95%, 1/15/21	14,000,000	PHP	283,654
3.90%, 11/26/22	22,000,000	PHP	418,144
6.25%, 1/14/36	15,000,000	PHP	329,125

Total Philippines			1,859,840

Singapore - 6.4%
Singapore Government Bond
2.50%, 6/1/19	546,000	SGD	392,728
2.25%, 6/1/21	610,000	SGD	437,272
2.75%, 7/1/23	380,000	SGD	276,431
3.00%, 9/1/24	710,000	SGD	523,925
2.88%, 7/1/29	423,000	SGD	304,906

Total Singapore			1,935,262

South Korea - 6.8%
Korea Treasury Bond
5.75%, 9/10/18, Series 1809	577,720,000	KRW	528,685
3.75%, 6/10/22, Series 2206	800,000,000	KRW	746,525
3.50%, 3/10/24, Series 2403	842,390,000	KRW	791,705

Total South Korea			2,066,915

Thailand - 13.3%
Thailand Government Bond
3.25%, 6/16/17	1,114,000	THB	31,512
2.80%, 10/10/17	995,000	THB	28,183
2.55%, 6/26/20	35,000,000	THB	1,005,524
1.88%, 6/17/22	27,000,000	THB	740,815
3.63%, 6/16/23	19,113,000	THB	576,988
3.85%, 12/12/25	31,000,000	THB	954,748
4.88%, 6/22/29	20,000,000	THB	675,796

Total Thailand			4,013,566

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $20,178,491)			17,628,703

SUPRANATIONAL BONDS - 11.4%
Asian Development Bank
2.85%, 10/21/20	4,000,000	CNY	567,455
European Investment Bank
7.20%, 7/9/19, Reg S	8,670,000,000	IDR	625,021
International Finance Corp.
8.25%, 6/10/21	70,640,000	INR	1,134,303
Nordic Investment Bank
3.50%, 1/30/18	1,534,000	NZD	1,100,063

TOTAL SUPRANATIONAL BONDS (Cost: $3,814,742)			3,426,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2016

Investments	Principal Amount†	Value
REPURCHASE AGREEMENT - 13.2%

United States - 13.2%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/16 (tri-party custodian: The Bank of New York Mellon Corp.), 0.28% due 12/1/16; Proceeds at maturity - $4,000,031 (fully collateralized by U.S. Treasury Note, 1.25% due 2/29/20; Market value - $4,080,065) (Cost: $4,000,000)	$4,000,000	$4,000,000

TOTAL INVESTMENTS IN SECURITIES - 96.1% (Cost: $32,312,919)		29,052,737
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 3.9%		1,184,053

NET ASSETS - 100.0%		$30,236,790

†	Principal amount is reported in U.S. dollars unless otherwise noted.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
12/1/2016	MYR	96,425	USD	21,587	$(4)
12/21/2016	USD	672,711	INR	45,630,000	(8,221)
12/21/2016	USD	308,476	INR	20,745,000	(6,375)
12/21/2016	USD	693,135	KRW	783,000,000	(22,815)
12/21/2016	USD	693,442	KRW	783,000,000	(23,122)
12/21/2016	USD	602,872	KRW	676,000,000	(24,153)
12/21/2016	USD	1,850,282	TWD	58,496,662	(13,953)
12/21/2016	USD	301,926	TWD	9,485,000	(4,172)

					$(102,815)

CURRENCY LEGEND

AUD	Australian dollar

CNY	Chinese yuan

HKD	Hong Kong dollar

IDR	Indonesian rupiah

INR	Indian rupee

KRW	South Korean won

MYR	Malaysian ringgit

NZD	New Zealand dollar

PHP	Philippine peso

SGD	Singapore dollar

THB	Thai baht

TWD	New Taiwan dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

November 30, 2016

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 38.7%

Australia - 38.7%
Australian Capital Territory
5.50%, 6/7/18	90,000	AUD	$70,041
4.25%, 4/11/22	420,000	AUD	336,800
Kreditanstalt fuer Wiederaufbau
6.25%, 12/4/19	160,000	AUD	131,620
2.75%, 4/16/20, Reg S	112,000	AUD	83,537
6.25%, 5/19/21	60,000	AUD	50,993
4.00%, 2/27/25, Reg S	224,000	AUD	175,996
Landwirtschaftliche Rentenbank
5.50%, 3/9/20	30,000	AUD	24,256
5.50%, 3/29/22	160,000	AUD	133,780
2.70%, 9/5/22, Reg S	190,000	AUD	138,748
4.25%, 1/24/23, Series 15	140,000	AUD	110,427
4.75%, 4/8/24	200,000	AUD	163,807
New South Wales Treasury Corp.
6.00%, 2/1/18, Series 18	600	AUD	465
6.00%, 5/1/20, Series 520	380,000	AUD	316,458
4.00%, 4/8/21, Reg S	258,000	AUD	204,238
5.00%, 8/20/24, Series 24	116,000	AUD	99,429
3.00%, 3/20/28	224,000	AUD	163,785
Northern Territory Treasury Corp.
4.25%, 9/20/21	400,000	AUD	319,029
Queensland Treasury Corp.
6.25%, 2/21/20, Series 20, Reg S	469,000	AUD	390,036
5.50%, 6/21/21, Series 21, Reg S	382,000	AUD	320,003
5.75%, 7/22/24, Series 24, Reg S	394,000	AUD	348,986
4.75%, 7/21/25, Series 25, Reg S(a)	279,000	AUD	233,654
3.25%, 7/21/28, Series 28, Reg S(a)	312,000	AUD	230,145
South Australian Government Financing Authority
5.00%, 5/20/21, Series 21	313,000	AUD	256,570
4.25%, 11/20/23, Series 23	500,000	AUD	403,206
2.75%, 4/16/25, Series 25, Reg S	200,000	AUD	144,644
Treasury Corp. of Victoria
6.00%, 6/15/20, Series 0620	198,000	AUD	165,394
6.00%, 10/17/22, Series 1022	154,000	AUD	135,743
5.50%, 11/17/26	300,000	AUD	270,948
3.00%, 10/20/28, Reg S	200,000	AUD	145,832
Western Australian Treasury Corp.
2.50%, 7/22/20, Series 20, Reg S	375,000	AUD	278,814
7.00%, 7/15/21, Series 21	493,000	AUD	436,087
6.00%, 10/16/23, Series 23	403,800	AUD	357,427
5.00%, 7/23/25, Reg S	246,000	AUD	208,067

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $6,906,771)			6,848,965

FOREIGN GOVERNMENT OBLIGATIONS - 32.5%

Australia - 20.8%
Australia Government Bond
5.50%, 1/21/18, Series 132, Reg S	826,000	AUD	636,506
3.25%, 10/21/18, Series 141, Reg S	834,000	AUD	633,170
5.25%, 3/15/19, Series 122, Reg S	123,000	AUD	97,802
2.75%, 10/21/19, Series 143, Reg S	396,000	AUD	299,602
3.25%, 4/21/25, Series 139, Reg S	218,000	AUD	168,775
4.25%, 4/21/26, Series 142, Reg S	448,000	AUD	374,237
4.75%, 4/21/27, Series 136, Reg S	277,000	AUD	241,980
2.75%, 11/21/27, Series 148, Reg S	336,000	AUD	247,321
3.25%, 4/21/29, Series 138, Reg S	280,000	AUD	213,975
4.50%, 4/21/33, Series 140, Reg S	403,000	AUD	349,524
2.75%, 6/21/35, Series 145, Reg S	350,000	AUD	239,094
3.75%, 4/21/37, Series 144, Reg S	112,000	AUD	87,431
3.25%, 6/21/39, Series 147, Reg S	112,000	AUD	80,084

Total Australia			3,669,501

New Zealand - 11.7%
New Zealand Government Bond
6.00%, 12/15/17, Series 1217, Reg S	449,000	NZD	331,582
5.00%, 3/15/19, Series 319, Reg S	454,000	NZD	342,161
3.00%, 4/15/20, Series 420, Reg S	397,000	NZD	287,462
6.00%, 5/15/21, Series 521, Reg S	453,000	NZD	368,378
5.50%, 4/15/23, Series 423, Reg S	415,000	NZD	341,008
4.50%, 4/15/27, Series 427, Reg S	296,000	NZD	235,179
3.50%, 4/14/33, Series 433, Reg S	168,000	NZD	119,296
2.75%, 4/15/37, Series 437, Reg S	70,000	NZD	42,624

Total New Zealand			2,067,690

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $5,657,848)			5,737,191

SUPRANATIONAL BONDS - 27.2%
African Development Bank
5.25%, 3/23/22, Series GDIF	261,000	AUD	214,612
4.75%, 3/6/24, Series GDIF	58,000	AUD	47,012
Asian Development Bank
5.00%, 3/9/22	386,000	AUD	316,821
3.75%, 3/12/25	390,000	AUD	301,544
Council of Europe Development Bank
6.00%, 10/8/20	355,000	AUD	292,735
EUROFIMA
6.25%, 12/28/18, Reg S	305,000	AUD	243,280
5.50%, 6/30/20	395,000	AUD	319,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

November 30, 2016

Investments	Principal Amount†		Value
European Bank for Reconstruction & Development
0.50%, 9/1/23	660,000	AUD	$396,646
European Investment Bank
6.50%, 8/7/19	129,000	AUD	105,286
2.50%, 4/30/20	224,000	AUD	165,025
3.18%, 3/10/21(b)	402,000	AUD	259,836
Inter-American Development Bank
6.50%, 8/20/19	153,000	AUD	125,586
3.25%, 2/7/20	334,000	AUD	253,288
4.75%, 8/27/24	149,000	AUD	122,651
2.75%, 10/30/25, Reg S	147,000	AUD	105,088
International Bank for Reconstruction & Development
5.75%, 10/21/19, Series GDIF	381,000	AUD	308,714
2.50%, 3/12/20	297,000	AUD	220,338
International Finance Corp.
5.75%, 7/28/20	436,000	AUD	359,042
4.00%, 4/3/25, Reg S	265,000	AUD	208,328
Nordic Investment Bank
4.75%, 2/28/24	537,000	AUD	438,424

TOTAL SUPRANATIONAL BONDS (Cost: $4,862,548)			4,803,563

TOTAL INVESTMENTS IN SECURITIES - 98.4% (Cost: $17,427,167)			17,389,719
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.6%			280,212

NET ASSETS - 100.0%			$17,669,931

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2016.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CURRENCY LEGEND

AUD	Australian dollar

NZD	New Zealand dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

November 30, 2016

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 22.7%

Federal Home Loan Bank - 0.3%
4.13%, 3/13/20	$100,000	$108,122
5.50%, 7/15/36	150,000	198,921

Total Federal Home Loan Bank		307,043

Federal Home Loan Mortgage Corporation - 7.9%
2.38%, 1/13/22	100,000	102,065
6.75%, 9/15/29, Series GDIF	200,000	280,403
6.75%, 3/15/31	550,000	787,158
6.25%, 7/15/32	550,000	773,069
5.00%, 6/1/37	5,638	6,193
3.66%, 11/15/38(a)	120,000	54,072
5.50%, 2/1/40	20,896	23,445
4.00%, 11/1/40	35,546	37,411
5.50%, 6/1/41	623,484	698,934
5.00%, 7/1/41	18,398	20,151
3.00%, 2/1/44	334,169	333,402
3.50%, 5/1/44	157,017	161,277
4.50%, 5/1/44	33,414	36,026
3.50%, 7/1/44	163,892	168,338
4.50%, 7/1/44	388,960	419,309
3.50%, 10/1/44	56,437	57,968
3.50%, 1/1/45	159,858	164,195
4.00%, 3/1/45	35,738	37,622
3.00%, 4/1/45	42,998	42,858
3.00%, 5/1/45	174,136	173,571
3.50%, 6/1/45	160,478	164,832
4.00%, 6/1/45	155,735	163,946
3.00%, 7/1/45	44,564	44,419
3.00%, 8/1/45	179,238	178,657
3.50%, 8/1/45	496,493	509,963
4.00%, 9/1/45	305,444	321,490
4.00%, 10/1/45	341,538	359,507
3.50%, 11/1/45	170,806	175,441
3.00%, 12/1/45	179,445	178,862
2.50%, 12/1/46(b)	25,000	23,820
3.00%, 12/1/46(b)	825,000	821,391
3.50%, 12/1/46(b)	775,000	795,556
4.00%, 12/1/46(b)	375,000	394,607
4.50%, 12/1/46(b)	125,000	134,753
5.00%, 12/1/46(b)	400,000	437,996

Total Federal Home Loan Mortgage Corporation		9,082,707

Federal National Mortgage Association - 12.2%
6.25%, 5/15/29	410,000	550,664
7.13%, 1/15/30	390,000	565,551
7.25%, 5/15/30	610,000	896,006
6.63%, 11/15/30	690,000	973,694
5.63%, 7/15/37	170,000	229,438
5.00%, 5/1/38	30,446	33,346
5.50%, 6/1/38	260,579	291,907
5.50%, 11/1/38	6,440	7,214
5.50%, 10/1/39	279,010	312,634
5.50%, 4/1/40	34,008	38,219
5.50%, 9/1/41	142,700	159,937
4.00%, 12/1/42	295,140	312,164
2.50%, 3/1/43	35,949	34,497
4.00%, 6/1/43	269,600	285,046
3.00%, 7/1/43	45,005	45,076
4.00%, 8/1/43	144,664	152,439
4.00%, 9/1/43	385,788	406,520
4.50%, 9/1/43	67,350	72,768
3.50%, 10/1/43	547,293	562,439
4.00%, 5/1/44	33,111	34,890
4.50%, 5/1/44	422,757	456,160
4.00%, 7/1/44	37,461	39,474
4.00%, 8/1/44	184,338	194,245
4.00%, 11/1/44	30,329	31,959
3.00%, 1/1/45	18,518	18,469
4.00%, 2/1/45	161,179	169,841
3.00%, 4/1/45	434,732	433,567
3.00%, 5/1/45	150,284	149,882
3.50%, 6/1/45	176,870	181,792
3.50%, 7/1/45	86,097	88,481
3.50%, 9/1/45	407,524	418,802
3.00%, 10/1/45	178,679	178,200
3.50%, 10/1/45	326,639	335,679
3.00%, 11/1/45	172,435	171,973
3.50%, 11/1/45	177,546	182,487
3.00%, 12/1/45	174,751	174,283
3.50%, 12/1/45	500,178	514,020
3.00%, 2/1/46	390,149	389,103
2.50%, 12/1/46(b)	25,000	23,865
3.00%, 12/1/46(b)	1,225,000	1,220,311
3.50%, 12/1/46(b)	1,075,000	1,104,101
4.00%, 12/1/46(b)	675,000	711,123
4.50%, 12/1/46(b)	425,000	458,527
5.00%, 12/1/46(b)	325,000	356,140

Total Federal National Mortgage Association		13,966,933

Tennessee Valley Authority - 2.3%
7.13%, 5/1/30	100,000	143,488
5.88%, 4/1/36	780,000	1,042,164
6.15%, 1/15/38	100,000	138,489
5.25%, 9/15/39	532,000	667,830
3.50%, 12/15/42	300,000	294,935
4.25%, 9/15/65	280,000	290,351

Total Tennessee Valley Authority		2,577,257

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $26,595,987)		25,933,940

U.S. GOVERNMENT OBLIGATIONS - 16.4%

U.S. Treasury Bonds - 3.2%
U.S. Treasury Bond
8.75%, 5/15/20	380,000	472,024
8.13%, 5/15/21	1,250,000	1,588,819
7.25%, 8/15/22	700,000	899,213
6.00%, 2/15/26	550,000	716,676

Total U.S. Treasury Bonds		3,676,732

U.S. Treasury Notes - 13.2%
U.S. Treasury Note
0.88%, 7/15/18	2,650,000	2,642,909
1.25%, 11/30/18	1,650,000	1,654,189
1.50%, 5/31/19	1,860,000	1,871,008
2.13%, 1/31/21	1,090,000	1,106,882
2.00%, 2/28/21	2,090,000	2,111,186
1.63%, 11/15/22	150,000	146,276
2.13%, 12/31/22	800,000	801,562
2.00%, 2/15/23	2,300,000	2,286,614

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

November 30, 2016

Investments in Long Securities	Principal Amount	Value
1.75%, 5/15/23	$800,000	$781,282
2.50%, 8/15/23	679,000	693,057
2.38%, 8/15/24	1,000,000	1,007,598

Total U.S. Treasury Notes		15,102,563

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $19,155,904)		18,779,295

CORPORATE BONDS - 41.0%

United States - 41.0%
21st Century Fox America, Inc.
3.70%, 9/15/24	50,000	51,113
4.75%, 9/15/44	120,000	120,582
Abbott Laboratories
2.55%, 3/15/22	118,000	115,408
AbbVie, Inc.
1.80%, 5/14/18	250,000	249,932
2.90%, 11/6/22	330,000	325,623
2.85%, 5/14/23	150,000	145,670
4.45%, 5/14/46	200,000	188,348
Actavis Funding SCS
2.35%, 3/12/18	360,000	362,271
3.45%, 3/15/22	290,000	294,526
Adobe Systems, Inc.
3.25%, 2/1/25	30,000	29,998
Aetna, Inc.
2.75%, 11/15/22	200,000	198,095
Air Lease Corp.
4.25%, 9/15/24	80,000	81,514
Altria Group, Inc.
5.38%, 1/31/44	180,000	206,590
Amazon.com, Inc.
4.80%, 12/5/34	150,000	163,715
Ameren Corp.
3.65%, 2/15/26	50,000	50,445
American Airlines Pass Through Trust
3.38%, 11/1/28, Series 2015-1, Class A	65,000	64,431
American Electric Power Co., Inc.
2.95%, 12/15/22, Series F	55,000	55,669
American International Group, Inc.
2.30%, 7/16/19	145,000	145,817
3.30%, 3/1/21	220,000	226,011
4.88%, 6/1/22	175,000	190,880
4.13%, 2/15/24	100,000	104,232
3.75%, 7/10/25	50,000	50,331
3.90%, 4/1/26	100,000	101,687
3.88%, 1/15/35	93,000	87,130
American Tower Corp.
3.30%, 2/15/21	120,000	122,077
3.38%, 10/15/26	150,000	142,321
American Water Capital Corp.
6.59%, 10/15/37	40,000	53,055
Ameriprise Financial, Inc.
2.88%, 9/15/26	170,000	162,880
Amgen, Inc.
3.13%, 5/1/25	145,000	141,992
4.40%, 5/1/45	160,000	153,381
Amphenol Corp.
3.13%, 9/15/21	25,000	25,405
Anadarko Petroleum Corp.
6.45%, 9/15/36	130,000	146,794
Analog Devices, Inc.
2.88%, 6/1/23	28,000	27,420
Anthem, Inc.
3.13%, 5/15/22	80,000	79,840
6.38%, 6/15/37	100,000	120,676
Aon PLC
3.88%, 12/15/25	175,000	179,356
Apache Corp.
2.63%, 1/15/23	100,000	95,259
5.10%, 9/1/40	100,000	100,854
Appalachian Power Co.
7.00%, 4/1/38	80,000	105,193
Archer-Daniels-Midland Co.
2.50%, 8/11/26	160,000	151,081
Arizona Public Service Co.
2.55%, 9/15/26	40,000	37,885
AT&T, Inc.
2.38%, 11/27/18	230,000	231,788
2.45%, 6/30/20	250,000	247,807
3.95%, 1/15/25	310,000	310,324
3.40%, 5/15/25	345,000	332,038
4.50%, 5/15/35	140,000	133,150
6.38%, 3/1/41	250,000	288,152
4.75%, 5/15/46	155,000	145,327
Autodesk, Inc.
4.38%, 6/15/25	25,000	25,766
AutoZone, Inc.
3.13%, 7/15/23	50,000	49,544
3.25%, 4/15/25	50,000	49,226
Baltimore Gas & Electric Co.
2.40%, 8/15/26	190,000	178,559
Bank of America Corp.
2.00%, 1/11/18	425,000	426,031
7.63%, 6/1/19	180,000	202,794
5.70%, 1/24/22	493,000	555,700
3.95%, 4/21/25, Series L	250,000	248,757
4.45%, 3/3/26	50,000	51,472
Baxalta, Inc.
2.88%, 6/23/20	210,000	210,211
Baxter International, Inc.
2.60%, 8/15/26	190,000	175,712
BB&T Corp.
3.95%, 3/22/22	50,000	52,374
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	25,000	26,230
4.50%, 2/1/45	100,000	103,420
Boeing Co. (The)
2.85%, 10/30/24	35,000	35,064
2.25%, 6/15/26	50,000	46,928
Boston Properties L.P.
3.70%, 11/15/18	120,000	123,956
4.13%, 5/15/21	175,000	185,006
Boston Scientific Corp.
3.85%, 5/15/25	100,000	100,461
Brixmor Operating Partnership L.P.
3.25%, 9/15/23	190,000	183,707
Burlington Northern Santa Fe LLC
3.75%, 4/1/24	50,000	52,676
3.00%, 4/1/25	50,000	50,041
3.65%, 9/1/25	120,000	125,418
4.15%, 4/1/45	45,000	44,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

November 30, 2016

Investments in Long Securities	Principal Amount	Value
Capital One Financial Corp.
3.20%, 2/5/25	$145,000	$141,252
Capital One NA
1.50%, 3/22/18(c)	180,000	179,286
Caterpillar Financial Services Corp.
2.40%, 8/9/26	190,000	178,653
Caterpillar, Inc.
3.80%, 8/15/42	300,000	290,590
CBRE Services, Inc.
4.88%, 3/1/26	35,000	35,269
CBS Corp.
3.50%, 1/15/25	150,000	148,555
4.00%, 1/15/26	50,000	51,175
Celgene Corp.
3.88%, 8/15/25	320,000	325,916
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	90,000	85,052
Charter Communications Operating LLC
4.91%, 7/23/25(d)	350,000	365,975
Chubb INA Holdings, Inc.
2.88%, 11/3/22	200,000	201,935
Cigna Corp.
3.25%, 4/15/25	50,000	48,653
Cimarex Energy Co.
5.88%, 5/1/22	109,000	113,698
Cisco Systems, Inc.
5.90%, 2/15/39	140,000	176,947
Citigroup, Inc.
1.80%, 2/5/18	340,000	339,987
4.50%, 1/14/22	95,000	102,026
4.05%, 7/30/22	72,000	74,442
3.30%, 4/27/25	200,000	196,128
8.13%, 7/15/39	220,000	324,222
Citizens Financial Group, Inc.
4.35%, 8/1/25	75,000	75,272
Comcast Corp.
1.63%, 1/15/22	50,000	47,874
2.75%, 3/1/23	50,000	49,662
3.15%, 3/1/26	245,000	243,724
4.20%, 8/15/34	100,000	102,249
6.45%, 3/15/37	180,000	230,643
Commonwealth Edison Co.
4.35%, 11/15/45	220,000	229,484
ConocoPhillips
6.50%, 2/1/39	230,000	283,980
ConocoPhillips Co.
2.88%, 11/15/21	50,000	50,284
2.40%, 12/15/22	60,000	57,952
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	25,000	33,262
Continental Airlines Pass Through Trust
4.00%, 4/29/26, Series 2012-2, Class A	35,000	36,269
Corning, Inc.
3.70%, 11/15/23(c)	45,000	46,139
CSX Corp.
3.35%, 11/1/25	30,000	30,182
4.10%, 3/15/44	60,000	57,477
CVS Health Corp.
2.80%, 7/20/20	220,000	223,215
4.00%, 12/5/23	50,000	52,230
3.88%, 7/20/25	178,000	182,956
DDR Corp.
3.63%, 2/1/25	50,000	48,364
Devon Energy Corp.
3.25%, 5/15/22(c)	89,000	86,449
Diamond 1 Finance Corp.
4.42%, 6/15/21(d)	140,000	144,204
6.02%, 6/15/26(d)	80,000	84,311
Discover Financial Services
3.75%, 3/4/25	210,000	204,276
Dow Chemical Co. (The)
4.25%, 11/15/20	116,000	123,049
3.50%, 10/1/24	200,000	202,902
4.63%, 10/1/44	80,000	79,094
DTE Energy Co.
3.30%, 6/15/22	150,000	153,428
Duke Energy Corp.
4.80%, 12/15/45	110,000	115,558
Duke Energy Progress LLC
4.20%, 8/15/45	150,000	150,615
Eastman Chemical Co.
3.80%, 3/15/25	38,000	38,431
Emerson Electric Co.
2.63%, 12/1/21	50,000	50,627
Enable Midstream Partners L.P.
2.40%, 5/15/19	174,000	170,964
Energy Transfer Partners L.P.
4.65%, 6/1/21	200,000	209,968
4.75%, 1/15/26	200,000	201,852
6.13%, 12/15/45	85,000	86,039
Entergy Corp.
2.95%, 9/1/26	190,000	178,832
Entergy Louisiana LLC
4.05%, 9/1/23	175,000	184,702
Enterprise Products Operating LLC
3.90%, 2/15/24	100,000	102,307
4.90%, 5/15/46	101,000	98,188
Eversource Energy
3.35%, 3/15/26	85,000	84,537
Express Scripts Holding Co.
4.75%, 11/15/21	300,000	324,205
6.13%, 11/15/41	21,000	23,676
Federal Realty Investment Trust
4.50%, 12/1/44	200,000	203,669
FedEx Corp.
3.88%, 8/1/42	120,000	108,587
4.55%, 4/1/46	40,000	40,032
Fidelity National Information Services, Inc.
2.85%, 10/15/18	100,000	101,781
5.00%, 10/15/25	180,000	195,284
Fifth Third Bancorp
4.30%, 1/16/24	200,000	207,914
Ford Motor Co.
7.45%, 7/16/31	150,000	186,428
4.75%, 1/15/43	105,000	98,558
Ford Motor Credit Co., LLC
2.24%, 6/15/18	80,000	80,169
8.13%, 1/15/20	200,000	231,170
5.88%, 8/2/21	200,000	221,117
4.13%, 8/4/25	200,000	198,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

November 30, 2016

Investments in Long Securities	Principal Amount	Value
Fortive Corp.
3.15%, 6/15/26(d)	$50,000	$48,944
Franklin Resources, Inc.
2.85%, 3/30/25	145,000	141,182
GATX Corp.
3.25%, 3/30/25	45,000	43,124
General Dynamics Corp.
2.13%, 8/15/26	50,000	46,378
General Motors Co.
3.50%, 10/2/18	250,000	254,562
General Motors Financial Co., Inc.
4.00%, 1/15/25	100,000	97,374
4.30%, 7/13/25	295,000	290,556
4.00%, 10/6/26	100,000	95,498
Georgia Power Co.
4.30%, 3/15/42	100,000	100,275
Gilead Sciences, Inc.
3.65%, 3/1/26	160,000	161,709
4.60%, 9/1/35	100,000	103,038
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25	350,000	349,113
4.25%, 10/21/25	350,000	355,922
6.13%, 2/15/33	40,000	48,025
4.80%, 7/8/44	121,000	126,758
Halliburton Co.
3.80%, 11/15/25	100,000	100,150
4.85%, 11/15/35	200,000	204,392
7.45%, 9/15/39	150,000	198,653
Harris Corp.
3.83%, 4/27/25	50,000	50,743
HCP, Inc.
2.63%, 2/1/20	150,000	150,191
4.00%, 6/1/25	270,000	268,408
Hershey Co. (The)
2.30%, 8/15/26	370,000	344,358
Hewlett Packard Enterprise Co.
3.85%, 10/15/20(d)	210,000	216,228
5.15%, 10/15/25(d)	100,000	102,473
6.60%, 10/15/45(d)	160,000	158,281
Home Depot, Inc. (The)
3.00%, 4/1/26	80,000	79,630
HP, Inc.
4.38%, 9/15/21	180,000	189,363
Illinois Tool Works, Inc.
3.50%, 3/1/24	35,000	36,501
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 6/15/23	52,000	55,070
Intel Corp.
2.70%, 12/15/22	168,000	169,582
Intercontinental Exchange, Inc.
3.75%, 12/1/25	110,000	113,018
International Lease Finance Corp.
8.63%, 1/15/22	140,000	169,193
International Paper Co.
3.80%, 1/15/26	155,000	156,824
Jefferies Group LLC
8.50%, 7/15/19(c)	150,000	170,713
6.88%, 4/15/21	200,000	228,107
John Deere Capital Corp.
2.80%, 1/27/23	80,000	79,776
2.80%, 3/6/23	50,000	49,840
JPMorgan Chase & Co.
4.50%, 1/24/22	50,000	53,957
3.20%, 1/25/23	150,000	151,564
3.38%, 5/1/23	180,000	180,035
3.30%, 4/1/26	150,000	147,682
2.95%, 10/1/26	50,000	47,754
4.25%, 10/1/27	95,000	97,832
4.85%, 2/1/44	335,000	370,508
Juniper Networks, Inc.
4.50%, 3/15/24	25,000	25,789
KeyCorp
5.10%, 3/24/21	90,000	98,770
Keysight Technologies, Inc.
3.30%, 10/30/19	38,000	38,596
Kimco Realty Corp.
2.80%, 10/1/26	190,000	177,618
Kinder Morgan Energy Partners L.P.
5.63%, 9/1/41	200,000	191,452
Kinder Morgan, Inc.
6.50%, 9/15/20	150,000	167,711
4.30%, 6/1/25(c)	150,000	152,149
Kraft Heinz Foods Co.
2.80%, 7/2/20	150,000	151,298
5.20%, 7/15/45	200,000	213,489
Kroger Co. (The)
3.40%, 4/15/22	200,000	204,388
Lockheed Martin Corp.
4.50%, 5/15/36	115,000	122,513
4.07%, 12/15/42	120,000	118,020
Lowe’s Cos., Inc.
3.38%, 9/15/25	280,000	286,802
LyondellBasell Industries N.V.
5.00%, 4/15/19	250,000	264,744
Macy’s Retail Holdings, Inc.
6.38%, 3/15/37	60,000	62,304
Marathon Oil Corp.
2.80%, 11/1/22	150,000	138,534
McDonald’s Corp.
3.70%, 1/30/26	20,000	20,337
4.88%, 12/9/45	100,000	105,723
McKesson Corp.
4.88%, 3/15/44	100,000	101,248
Medtronic, Inc.
3.50%, 3/15/25	297,000	305,124
4.63%, 3/15/45	60,000	63,843
Merck & Co., Inc.
2.35%, 2/10/22	111,000	110,543
MetLife, Inc.
4.88%, 11/13/43	100,000	107,188
4.05%, 3/1/45	150,000	143,535
Monsanto Co.
4.20%, 7/15/34	250,000	237,589
Morgan Stanley
4.88%, 11/1/22	210,000	226,283
3.88%, 4/29/24, Series F	300,000	307,813
3.95%, 4/23/27	190,000	188,496
Motorola Solutions, Inc.
3.75%, 5/15/22	55,000	55,173
Mylan N.V.
3.15%, 6/15/21(d)	110,000	108,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

November 30, 2016

Investments in Long Securities	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.
2.85%, 1/27/25	$175,000	$172,827
Newell Brands, Inc.
4.20%, 4/1/26	200,000	208,764
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/19	40,000	40,326
NiSource Finance Corp.
5.65%, 2/1/45	60,000	70,024
Noble Energy, Inc.
5.63%, 5/1/21	200,000	207,733
Norfolk Southern Corp.
3.25%, 12/1/21	200,000	206,045
Northrop Grumman Corp.
3.25%, 8/1/23	36,000	36,911
Old Republic International Corp.
3.88%, 8/26/26	90,000	85,521
Oncor Electric Delivery Co., LLC
2.95%, 4/1/25	269,000	267,270
ONEOK Partners L.P.
5.00%, 9/15/23	150,000	159,368
Oracle Corp.
2.50%, 5/15/22	395,000	391,462
6.13%, 7/8/39	90,000	112,611
4.13%, 5/15/45	60,000	58,096
Owens Corning
3.40%, 8/15/26	90,000	86,288
Pacific Gas & Electric Co.
6.05%, 3/1/34	200,000	249,516
3.75%, 8/15/42	80,000	75,036
PepsiCo, Inc.
2.75%, 4/30/25	145,000	142,477
Philip Morris International, Inc.
2.75%, 2/25/26(c)	180,000	173,565
4.25%, 11/10/44	220,000	217,352
Phillips 66
4.88%, 11/15/44	175,000	180,843
Plains All American Pipeline L.P.
4.65%, 10/15/25	240,000	242,260
Precision Castparts Corp.
2.50%, 1/15/23	50,000	49,304
Progress Energy, Inc.
3.15%, 4/1/22	35,000	35,533
Prudential Financial, Inc.
5.38%, 6/21/20	125,000	136,802
3.50%, 5/15/24(c)	180,000	184,003
Public Service Co. of Colorado
3.60%, 9/15/42	80,000	75,036
4.30%, 3/15/44	25,000	26,171
Public Service Electric & Gas Co.
4.15%, 11/1/45	50,000	51,849
Puget Energy, Inc.
3.65%, 5/15/25	65,000	64,482
QUALCOMM, Inc.
3.45%, 5/20/25	80,000	81,525
4.65%, 5/20/35	80,000	84,463
QVC, Inc.
4.38%, 3/15/23	50,000	48,891
Regions Financial Corp.
3.20%, 2/8/21	45,000	45,827
Republic Services, Inc.
3.20%, 3/15/25	145,000	144,713
Retail Properties of America, Inc.
4.00%, 3/15/25	50,000	47,647
Reynolds American, Inc.
4.45%, 6/12/25	120,000	127,348
Roper Technologies, Inc.
3.00%, 12/15/20	45,000	45,565
S&P Global, Inc.
4.00%, 6/15/25	44,000	45,180
Seagate HDD Cayman
4.75%, 6/1/23	20,000	19,438
4.75%, 1/1/25	240,000	223,950
Sempra Energy
2.85%, 11/15/20	200,000	201,958
Senior Housing Properties Trust
4.75%, 5/1/24	50,000	50,433
Simon Property Group L.P.
3.50%, 9/1/25	120,000	121,912
Southern California Edison Co.
5.63%, 2/1/36	200,000	239,167
Southern Co. (The)
2.45%, 9/1/18	90,000	90,963
Stanley Black & Decker, Inc.
2.45%, 11/17/18	300,000	303,471
Starbucks Corp.
2.45%, 6/15/26	50,000	47,772
State Street Corp.
3.70%, 11/20/23	25,000	26,166
3.55%, 8/18/25	100,000	102,880
SunTrust Banks, Inc.
2.50%, 5/1/19	65,000	65,622
Synchrony Financial
2.70%, 2/3/20	200,000	199,559
3.70%, 8/4/26	90,000	86,640
Tampa Electric Co.
4.35%, 5/15/44	25,000	25,004
Tanger Properties L.P.
3.13%, 9/1/26	90,000	84,967
Target Corp.
4.00%, 7/1/42	170,000	167,442
Textron, Inc.
3.65%, 3/1/21	150,000	154,160
Thermo Fisher Scientific, Inc.
4.50%, 3/1/21	150,000	160,946
Time Warner Cable LLC
5.00%, 2/1/20	310,000	329,001
7.30%, 7/1/38	200,000	239,182
Time Warner, Inc.
3.88%, 1/15/26	100,000	100,725
7.70%, 5/1/32	100,000	132,435
4.85%, 7/15/45	100,000	98,391
Tucson Electric Power Co.
3.05%, 3/15/25	176,000	167,810
Tyco International Finance S.A.
3.90%, 2/14/26	25,000	25,826
Tyson Foods, Inc.
2.65%, 8/15/19	100,000	101,054
3.95%, 8/15/24	300,000	306,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

November 30, 2016

Investments in Long Securities	Principal Amount	Value
UDR, Inc.
2.95%, 9/1/26	$90,000	$84,852
Union Pacific Corp.
3.25%, 8/15/25	50,000	50,946
2.75%, 3/1/26	50,000	48,980
United Parcel Service, Inc.
3.63%, 10/1/42	260,000	247,991
United Technologies Corp.
3.10%, 6/1/22	173,000	177,691
UnitedHealth Group, Inc.
3.38%, 11/15/21	50,000	52,097
3.10%, 3/15/26	50,000	49,632
4.63%, 7/15/35	195,000	210,647
US Bancorp
3.60%, 9/11/24	300,000	307,259
Valero Energy Corp.
3.65%, 3/15/25	200,000	195,612
Ventas Realty L.P.
4.75%, 6/1/21	300,000	324,242
3.50%, 2/1/25	20,000	19,763
Verizon Communications, Inc.
4.50%, 9/15/20	390,000	417,844
3.50%, 11/1/24	264,000	266,028
4.27%, 1/15/36	200,000	191,715
6.55%, 9/15/43	300,000	375,235
4.52%, 9/15/48	168,000	160,856
Viacom, Inc.
6.88%, 4/30/36	150,000	171,123
Virginia Electric & Power Co.
6.35%, 11/30/37	240,000	308,562
Visa, Inc.
2.80%, 12/14/22	180,000	181,466
Vulcan Materials Co.
7.50%, 6/15/21	25,000	29,688
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	110,000	111,607
3.30%, 11/18/21	195,000	199,115
Walt Disney Co. (The)
3.00%, 2/13/26(c)	100,000	99,591
1.85%, 7/30/26	50,000	44,884
4.13%, 6/1/44	60,000	61,212
Waste Management, Inc.
3.50%, 5/15/24	140,000	144,060
WEC Energy Group, Inc.
2.45%, 6/15/20	160,000	160,590
Wells Fargo & Co.
3.50%, 3/8/22	200,000	206,519
3.45%, 2/13/23, Series M	84,000	83,911
4.10%, 6/3/26	160,000	163,006
4.30%, 7/22/27	200,000	207,035
5.38%, 2/7/35	40,000	45,397
Welltower, Inc.
4.00%, 6/1/25	220,000	225,344
Williams Partners L.P.
4.30%, 3/4/24	100,000	99,721
4.90%, 1/15/45	130,000	114,116
Wyeth LLC
5.95%, 4/1/37	140,000	174,201
Xerox Corp.
3.50%, 8/20/20	220,000	221,623
Zimmer Biomet Holdings, Inc.
4.25%, 8/15/35	100,000	94,265

TOTAL CORPORATE BONDS (Cost: $47,040,502)		46,859,859

FOREIGN CORPORATE BONDS - 7.3%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/42	100,000	97,556

Belgium - 0.9%
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26	250,000	252,430
4.70%, 2/1/36	220,000	231,437
4.63%, 2/1/44	320,000	331,371
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 7/15/22	40,000	39,447
Koninklijke Ahold Delhaize N.V.
5.70%, 10/1/40	150,000	165,302

Total Belgium		1,019,987

Brazil - 0.2%
Vale Overseas Ltd.
6.25%, 8/10/26	90,000	93,938
6.88%, 11/21/36	100,000	96,792

Total Brazil		190,730

Canada - 1.0%
Barrick North America Finance LLC
4.40%, 5/30/21	157,000	166,921
Canadian National Railway Co.
2.85%, 12/15/21	175,000	178,757
Canadian Natural Resources Ltd.
3.90%, 2/1/25	60,000	59,060
Encana Corp.
3.90%, 11/15/21	50,000	49,548
Nexen Energy ULC
6.40%, 5/15/37	100,000	119,895
Petro-Canada
6.80%, 5/15/38	150,000	187,279
Royal Bank of Canada
4.65%, 1/27/26	175,000	183,694
TransCanada PipeLines Ltd.
3.75%, 10/16/23	170,000	175,794

Total Canada		1,120,948

China - 0.2%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	200,000	198,066

Colombia - 0.2%
Ecopetrol S.A.
5.88%, 9/18/23	100,000	103,600
4.13%, 1/16/25	150,000	137,017

Total Colombia		240,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

November 30, 2016

Investments in Long Securities	Principal Amount	Value
Germany - 0.2%
Deutsche Bank AG
3.38%, 5/12/21	$150,000	$145,292
Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	100,000	146,195

Total Germany		291,487

Ireland - 0.1%
XLIT Ltd.
5.50%, 3/31/45	150,000	139,553

Israel - 0.3%
Teva Pharmaceutical Finance Netherlands III B.V.
1.70%, 7/19/19	300,000	294,581

Japan - 0.0%
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/26	50,000	46,559

Mexico - 0.7%
America Movil S.A.B. de C.V.
6.38%, 3/1/35(c)	100,000	115,149
Petroleos Mexicanos
5.50%, 1/21/21	200,000	202,850
4.50%, 1/23/26	275,000	244,530
6.63%, 6/15/35	160,000	147,616
5.63%, 1/23/46	150,000	117,157

Total Mexico		827,302

Netherlands - 0.4%
AerCap Ireland Capital Ltd.
4.25%, 7/1/20	150,000	154,313
Cooperatieve Rabobank UA
4.63%, 12/1/23	250,000	262,188

Total Netherlands		416,501

Norway - 0.1%
Statoil ASA
3.15%, 1/23/22	140,000	143,525

Peru - 0.3%
Southern Copper Corp.
3.88%, 4/23/25	165,000	161,272
5.88%, 4/23/45	145,000	138,993

Total Peru		300,265

Spain - 0.3%
Telefonica Emisiones SAU
3.19%, 4/27/18	240,000	243,746
Telefonica Europe B.V.
8.25%, 9/15/30	100,000	132,752

Total Spain		376,498

Switzerland - 0.5%
Credit Suisse AG
5.40%, 1/14/20	270,000	288,163
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25	250,000	240,290

Total Switzerland		528,453

United Kingdom - 1.8%
AstraZeneca PLC
3.38%, 11/16/25	140,000	139,579
Barclays PLC
4.38%, 1/12/26	200,000	200,030
BP Capital Markets PLC
3.25%, 5/6/22	170,000	173,456
3.51%, 3/17/25	50,000	50,476
3.12%, 5/4/26	50,000	48,592
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	140,000	184,541
HSBC Holdings PLC
4.00%, 3/30/22	300,000	310,697
5.25%, 3/14/44	200,000	212,105
Lloyds Banking Group PLC
3.10%, 7/6/21(c)	200,000	202,189
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	160,000	165,292
7.13%, 7/15/28	40,000	51,505
Santander UK Group Holdings PLC
3.13%, 1/8/21	75,000	74,685
Vodafone Group PLC
2.95%, 2/19/23	280,000	273,121

Total United Kingdom		2,086,268

TOTAL FOREIGN CORPORATE BONDS (Cost: $8,311,381)		8,318,896

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%

Colombia - 0.5%
Colombia Government International Bond
7.38%, 3/18/19	100,000	111,100
4.00%, 2/26/24	360,000	359,100
6.13%, 1/18/41	80,000	84,400

Total Colombia		554,600

Italy - 0.1%
Republic of Italy Government International Bond
6.88%, 9/27/23	80,000	94,243

Mexico - 0.6%
Mexico Government International Bond
5.13%, 1/15/20	100,000	107,750
3.63%, 3/15/22	160,000	160,000
4.00%, 10/2/23	156,000	156,000
4.75%, 3/8/44	176,000	156,640
5.55%, 1/21/45	120,000	119,850

Total Mexico		700,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

November 30, 2016

Investments in Long Securities	Principal Amount	Value
Panama - 0.2%
Panama Government International Bond
8.88%, 9/30/27	$185,000	$255,762

Peru - 0.1%
Peruvian Government International Bond
6.55%, 3/14/37	60,000	76,200

Philippines - 0.4%
Philippine Government International Bond
4.20%, 1/21/24	200,000	217,977
9.50%, 2/2/30	157,000	248,479

Total Philippines		466,456

Poland - 0.3%
Republic of Poland Government International Bond
5.00%, 3/23/22	200,000	219,112
4.00%, 1/22/24	90,000	93,065

Total Poland		312,177

South Africa - 0.1%
Republic of South Africa Government International Bond
4.67%, 1/17/24	150,000	151,455

Uruguay - 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	80,000	99,320
5.10%, 6/18/50	25,000	22,438

Total Uruguay		121,758

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,773,321)		2,732,891

SUPRANATIONAL BOND - 0.1%
Inter-American Development Bank
1.13%, 8/28/18
(Cost: $63,161)	63,000	62,772

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.7%

United States - 6.7%
Bear Stearns Commercial Mortgage Securities Trust
5.74%, 9/11/42, Series 2007-T28, Class A4(e)	60,513	61,738
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	64,361
3.62%, 2/10/49, Series 2016-GC36, Class A5	500,000	517,108
5.90%, 12/10/49, Series 2007-C6, Class A4(e)	125,000	126,327
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	311,465
Commercial Mortgage Trust
3.92%, 8/10/46, Series 2013-CR10, Class A3	100,000	106,782
3.50%, 8/10/47, Series 2014-CR19, Class ASB	150,000	156,933
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	51,487
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
1.87%, 11/25/19, Series K712, Class A2	25,000	25,158
2.86%, 1/25/21, Series K715, Class A2	60,000	62,135
3.97%, 1/25/21, Series K013, Class A2(e)	200,000	215,370
2.87%, 12/25/21, Series K017, Class A2	50,000	51,608
2.51%, 11/25/22, Series K026, Class A2	250,000	252,873
2.62%, 3/25/23, Series K035, Class A1	199,284	203,685
3.30%, 4/25/23, Series K031, Class A2(e)	245,000	258,377
2.67%, 12/25/24, Series K042, Class A2	50,000	50,192
3.02%, 1/25/25, Series K045, Class A2	55,000	56,502
3.33%, 5/25/25, Series K047, Class A2(e)	200,000	209,522
Federal National Mortgage Association
3.33%, 10/25/23, Series 2013-M14, Class A2(e)	100,000	104,682
3.50%, 1/25/24, Series 2014-M3, Class A2(e)	110,000	115,980
3.10%, 7/25/24, Series 2014-M9, Class A2(e)	596,000	610,897
2.72%, 10/25/24, Series 2015-M3, Class A2	250,000	249,922
2.14%, 5/25/26, Series 2016-M6, Class A1	197,470	193,321
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.17%, 9/25/19, Series 2014-M10, Class ASQ2(e)	25,000	25,214
2.30%, 9/25/22, Series 2012-M14, Class A2(e)	50,000	49,370
2.30%, 10/25/24, Series 2015-M3, Class A1	44,226	44,520
GS Mortgage Securities Corp.
2.73%, 5/10/50, Series 2015-GC30, Class A2	100,000	102,090
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	92,669
3.68%, 4/10/47, Series 2014-GC20, Class A3	100,000	104,039
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	266,775
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	74,081
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	313,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

November 30, 2016

Investments in Long Securities	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp.
2.61%, 12/15/47, Series 2012-LC9, Class A4	$100,000	$100,649
JP Morgan Chase Commercial Mortgage Securities Trust
3.41%, 1/15/46, Series 2013-C13, Class ASB	175,000	183,013
5.79%, 2/12/51, Series 2007-CB20, Class A4(e)	16,007	16,293
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	105,646
Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	103,697
3.07%, 2/15/48, Series 2015-C20, Class ASB	250,000	254,849
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	202,822
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	96,601
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	182,837
Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	293,940
Wachovia Bank Commercial Mortgage Trust
6.17%, 2/15/51, Series 2007-C33, Class A5(e)	350,000	356,453
Wells Fargo Commercial Mortgage Trust
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	104,267
WFRBS Commercial Mortgage Trust
4.15%, 8/15/46, Series 2013-C15, Class A4(e)	200,000	216,142
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	109,374
3.03%, 12/15/46, Series 2013-C18, Class A2	25,000	25,624
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	64,212
4.10%, 3/15/47, Series 2014-C19, Class A5	25,000	26,816
3.43%, 11/15/47, Series 2014-C25, Class A3	40,000	41,677
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	103,967

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $7,826,772)		7,717,478

MUNICIPAL BONDS - 0.6%

United States - 0.6%
American Municipal Power, Inc.
8.08%, 2/15/50	60,000	91,726
New Jersey Economic Development Authority
3.63%, 2/15/22, Series B(a)	200,000	165,870
New Jersey Turnpike Authority
7.41%, 1/1/40	170,000	245,966
State of Illinois
4.95%, 6/1/23	110,000	113,084
5.10%, 6/1/33	120,000	107,836

TOTAL MUNICIPAL BONDS (Cost: $755,857)		724,482

ASSET-BACKED SECURITIES - 2.3%

United States - 2.3%
Capital One Multi-Asset Execution Trust
1.60%, 5/17/21, Series 2015-A5, Class A5	200,000	200,705
1.33%, 6/15/22, Series 2016-A4, Class A4	200,000	198,351
CarMax Auto Owner Trust
1.98%, 2/16/21, Series 2015-3, Class A4	190,000	191,653
1.60%, 1/18/22, Series 2016-3, Class A4	250,000	248,000
Chase Issuance Trust
1.37%, 6/15/21, Series 2016-A2, Class A	100,000	99,308
2.77%, 3/15/23, Series 2014-A2, Class A2	160,000	164,942
Discover Card Execution Note Trust
1.45%, 3/15/21, Series 2015-A3, Class A	170,000	170,128
1.64%, 7/15/21, Series 2016-A1, Class A1	250,000	250,541
Ford Credit Auto Owner Trust
1.60%, 6/15/21, Series 2016-A, Class A4	39,000	39,025
GM Financial Automobile Leasing Trust
1.62%, 9/20/19, Series 2016-2, Class A3	220,000	220,408
Honda Auto Receivables Owner Trust
1.46%, 10/15/20, Series 2014-4, Class A4	101,000	101,258
Nissan Auto Receivables Owner Trust
1.34%, 3/16/20, Series 2015-B, Class A3	250,000	250,268
1.34%, 10/15/20, Series 2016-A, Class A3	100,000	99,926
Synchrony Credit Card Master Note Trust
1.60%, 4/15/21, Series 2015-2, Class A	250,000	250,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

November 30, 2016

Investments in Long Securities	Principal Amount	Value
Toyota Auto Receivables Owner Trust
1.25%, 3/16/20, Series 2016-A, Class A3	$100,000	$99,913

TOTAL ASSET-BACKED SECURITIES (Cost: $2,599,395)		2,585,131

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.26%(f) (Cost: $951,148)(g)	951,148	951,148

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 100.3% (Cost: $116,073,428)		114,665,892

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (0.5)%

Federal Home Loan Mortgage Corporation - (0.3)%
5.50%, 12/1/46(b)	$(325,000)	(362,019)

Federal National Mortgage Association - (0.2)%
5.50%, 12/1/46(b)	(150,000)	(167,461)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $533,879)		(529,480)

Cash and Other Assets in Excess of Liabilities - 0.2%		165,753

NET ASSETS - 100.0%		$114,302,165

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2016.
(b)	To-be-announced (“TBA”) security (See Note 2).
(c)	Security, or portion thereof, was on loan at November 30, 2016 (See Note 2).
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Rate shown reflects the accrual rate as of November 30, 2016 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of November 30, 2016.
(g)	At November 30, 2016, the total market value of the Fund’s securities on loan was $921,298 and the total market value of the collateral held by the Fund was $951,148.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

November 30, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 26.3%

Federal Home Loan Mortgage Corporation - 7.1%
2.38%, 1/13/22	$210,000	$214,337
3.50%, 12/1/33	115,093	119,304
4.00%, 6/1/34	36,666	39,070
4.00%, 12/1/43	50,014	52,638
3.50%, 12/1/46(a)	100,000	102,652
4.00%, 12/1/46(a)	140,000	147,320
4.50%, 12/1/46(a)	235,000	253,337

Total Federal Home Loan Mortgage Corporation		928,658

Federal National Mortgage Association - 13.4%
0.88%, 5/21/18	234,000	233,414
4.00%, 7/1/19	25,156	25,856
4.00%, 7/1/26	22,074	23,334
3.50%, 12/1/26	26,201	27,334
2.50%, 8/1/28	32,283	32,481
3.00%, 11/1/28	32,229	33,201
3.00%, 7/1/29	65,094	67,020
2.50%, 12/1/31(a)	90,000	90,401
3.50%, 12/1/31(a)	120,000	125,002
4.00%, 8/1/34	67,813	72,126
3.50%, 2/1/35	81,353	84,644
4.50%, 10/1/41	56,146	60,703
3.50%, 6/1/42	63,074	64,821
4.00%, 6/1/43	19,257	20,360
3.00%, 8/1/43	78,753	78,878
4.00%, 11/1/43	43,869	46,227
4.50%, 5/1/44	40,251	43,433
3.00%, 12/1/46(a)	145,000	144,445
3.50%, 12/1/46(a)	155,000	159,196
4.00%, 12/1/46(a)	75,000	79,014
4.50%, 12/1/46(a)	130,000	140,255
5.00%, 12/1/46(a)	105,000	115,061

Total Federal National Mortgage Association		1,767,206

Government National Mortgage Association - 5.8%
5.00%, 2/20/43	87,742	95,013
5.00%, 12/20/43	144,102	155,782
3.50%, 8/20/44	174,664	182,209
5.00%, 8/20/44	79,010	85,414
3.50%, 12/1/46(a)	25,000	26,031
4.00%, 12/1/46(a)	210,000	222,699

Total Government National Mortgage Association		767,148

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $3,478,926)		3,463,012

U.S. GOVERNMENT OBLIGATIONS - 34.0%

U.S. Treasury Bonds - 13.6%
U.S. Treasury Bond
6.88%, 8/15/25	525,000	715,630
4.50%, 2/15/36	335,000	426,792
4.38%, 5/15/40	267,200	332,711
3.63%, 8/15/43	281,100	314,662

Total U.S. Treasury Bonds		1,789,795

U.S. Treasury Notes - 20.4%
U.S. Treasury Note
0.88%, 1/15/18	2,100,000	2,098,645
1.63%, 11/15/22	600,000	585,106

Total U.S. Treasury Notes		2,683,751

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,469,539)		4,473,546

CORPORATE BONDS - 23.6%

United States - 23.6%
21st Century Fox America, Inc.
6.65%, 11/15/37	21,000	26,114
AbbVie, Inc.
3.60%, 5/14/25	50,000	49,491
American International Group, Inc.
4.88%, 6/1/22	51,000	55,628
Amgen, Inc.
4.66%, 6/15/51(b)	42,000	41,144
Anthem, Inc.
4.65%, 1/15/43	38,000	37,980
AT&T, Inc.
3.80%, 3/15/22	59,000	60,238
4.35%, 6/15/45	48,000	42,245
Bank of America Corp.
2.60%, 1/15/19	143,000	144,334
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	45,500	49,041
Citigroup, Inc.
2.65%, 10/26/20	30,000	30,142
4.75%, 5/18/46	25,000	24,778
Comcast Corp.
6.45%, 3/15/37	40,000	51,254
ConocoPhillips
6.50%, 2/1/39	50,000	61,735
Dow Chemical Co. (The)
4.25%, 11/15/20	105,000	111,380
Duke Energy Florida LLC
6.40%, 6/15/38	33,500	43,755
Enterprise Products Operating LLC
3.35%, 3/15/23	135,000	134,898
Ford Motor Co.
4.75%, 1/15/43	51,000	47,871
General Electric Co.
5.50%, 1/8/20	77,000	84,698
General Motors Financial Co., Inc.
4.30%, 7/13/25	60,000	59,096
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	90,000	100,270
Hartford Financial Services Group, Inc. (The)
5.13%, 4/15/22	62,000	68,521
International Lease Finance Corp.
5.88%, 8/15/22	75,000	82,146
International Paper Co.
3.80%, 1/15/26	45,000	45,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

November 30, 2016

Investments	Principal Amount	Value
JPMorgan Chase & Co.
4.95%, 3/25/20	$25,000	$27,008
3.20%, 1/25/23	128,000	129,335
Kinder Morgan Energy Partners L.P.
5.50%, 3/1/44	38,000	36,776
Morgan Stanley
2.13%, 4/25/18	109,000	109,384
Norfolk Southern Corp.
3.00%, 4/1/22	38,000	38,395
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	70,000	85,864
Oracle Corp.
6.50%, 4/15/38	79,000	103,439
PepsiCo, Inc.
4.50%, 1/15/20	135,000	145,184
Pfizer, Inc.
7.20%, 3/15/39	32,000	45,978
Philip Morris International, Inc.
4.88%, 11/15/43	87,000	93,541
Plains All American Pipeline L.P.
3.65%, 6/1/22	157,500	157,825
Public Service Electric & Gas Co.
2.38%, 5/15/23(c)	61,000	59,713
Simon Property Group L.P.
3.38%, 10/1/24	54,000	54,729
Southern California Edison Co.
4.65%, 10/1/43	52,000	57,264
Time Warner Cable LLC
6.75%, 6/15/39	29,500	33,430
Time Warner, Inc.
7.63%, 4/15/31	20,000	26,512
United Technologies Corp.
6.13%, 2/1/19(c)	90,500	99,011
4.50%, 6/1/42	37,000	39,257
Verizon Communications, Inc.
5.15%, 9/15/23	50,000	55,437
Wal-Mart Stores, Inc.
6.20%, 4/15/38	57,000	75,261
Wells Fargo & Co.
4.13%, 8/15/23	122,000	126,502
Xerox Corp.
6.35%, 5/15/18	61,000	64,300

TOTAL CORPORATE BONDS (Cost: $3,090,877)		3,116,433

FOREIGN CORPORATE BONDS - 2.9%

Belgium - 1.2%
Anheuser-Busch InBev Finance, Inc.
3.30%, 2/1/23	25,000	25,291
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	121,000	132,187

Total Belgium		157,478

Canada - 0.6%
Nexen Energy ULC
6.40%, 5/15/37	63,000	75,534

Mexico - 0.3%
Petroleos Mexicanos
6.00%, 3/5/20	46,000	48,070

United Kingdom - 0.8%
HSBC Holdings PLC
5.10%, 4/5/21	96,000	103,717

TOTAL FOREIGN CORPORATE BONDS (Cost: $387,715)		384,799

FOREIGN GOVERNMENT AGENCIES - 1.0%

Germany - 1.0%
Kreditanstalt fuer Wiederaufbau 2.50%, 11/20/24 (Cost: $126,321)	126,000	126,360

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%

Italy - 0.5%
Republic of Italy Government International Bond
5.38%, 6/15/33	56,000	62,508

Mexico - 0.6%
Mexico Government International Bond
4.00%, 10/2/23	81,000	81,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $148,181)		143,508

SUPRANATIONAL BOND - 1.5%
European Investment Bank 4.00%, 2/16/21 (Cost: $198,108)	185,000	199,429

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%

United States - 4.3%
Citigroup Commercial Mortgage Trust
1.99%, 4/10/46, Series 2013-GC11, Class A2	10,000	10,053
COMM Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	35,000	36,895
3.08%, 2/10/48, Series 2015-DC1, Class A4	100,000	100,000
JPMBB Commercial Mortgage Securities Trust
3.05%, 4/15/47, Series 2014-C19, Class A2	120,000	123,481
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	30,000	30,523
Morgan Stanley Bank of America Merrill Lynch Trust
3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	25,880
3.07%, 2/15/48, Series 2015-C20, Class ASB	110,000	112,134
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	120,000	128,424

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $567,911)		567,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

November 30, 2016

Investments	Principal Amount	Value
MUNICIPAL BOND - 1.1%

United States - 1.1%
State of California 7.55%, 4/1/39 (Cost: $137,127)	$95,000	$140,821

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.26%(d) (Cost: $81,188)(e)	81,188	81,188

TOTAL INVESTMENTS IN SECURITIES - 96.4% (Cost: $12,685,893)		12,696,486
Cash and Other Assets in Excess of Liabilities - 3.6%		477,252

NET ASSETS - 100.0%		$13,173,738

(a)	To-be-announced (“TBA”) security (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Security, or portion thereof, was on loan at November 30, 2016 (See Note 2).
(d)	Rate shown represents annualized 7-day yield as of November 30, 2016.
(e)	At November 30, 2016, the total market value of the Fund’s securities on loan was $78,599 and the total market value of the collateral held by the Fund was $81,188.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	48	$(5,656,500)	Mar-17	$(3,190)
U.S. Treasury Ultra Long Term Bond	21	(3,389,531)	Mar-17	(33,562)
Ultra 10 Year U.S. Treasury Note	43	(5,780,813)	Mar-17	(9,038)

				$(45,790)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

November 30, 2016

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 29.4%

Federal Home Loan Mortgage Corporation - 6.8%
2.38%, 1/13/22	$543,000	$554,215
4.00%, 5/1/34	212,535	226,465
4.00%, 12/1/43	50,014	52,638
4.00%, 12/1/46(a)	220,000	231,503
4.50%, 12/1/46(a)	225,000	242,556

Total Federal Home Loan Mortgage Corporation		1,307,377

Federal National Mortgage Association - 14.9%
0.88%, 5/21/18	442,000	440,894
4.00%, 8/1/18	15,009	15,428
4.00%, 7/1/19	48,333	49,678
5.50%, 10/1/25	100,382	112,031
4.00%, 7/1/26	22,074	23,334
3.50%, 12/1/26	26,201	27,334
2.50%, 8/1/28	32,283	32,481
3.00%, 11/1/28	32,229	33,201
3.00%, 7/1/29	130,187	134,040
2.50%, 12/1/31(a)	175,000	175,779
3.00%, 12/1/31(a)	25,000	25,713
3.50%, 12/1/31(a)	250,000	260,420
4.00%, 4/1/32	100,523	106,057
4.00%, 8/1/34	152,277	161,963
4.50%, 9/1/39	48,712	52,603
3.50%, 6/1/42	63,074	64,822
4.00%, 6/1/43	19,257	20,361
3.00%, 8/1/43	78,753	78,878
4.00%, 11/1/43	43,869	46,227
4.50%, 5/1/44	40,251	43,433
3.00%, 12/1/46(a)	350,000	348,660
3.50%, 12/1/46(a)	370,000	380,016
4.00%, 12/1/46(a)	225,000	237,041

Total Federal National Mortgage Association		2,870,394

Government National Mortgage Association - 7.7%
5.00%, 2/20/43	87,742	95,013
5.00%, 4/20/44	207,469	223,962
3.50%, 7/20/44	284,564	296,873
4.00%, 7/20/44	139,341	147,913
5.00%, 7/20/44	39,648	42,862
3.50%, 8/20/44	349,327	364,417
5.00%, 8/20/44	37,406	40,438
4.00%, 12/1/46(a)	250,000	265,117

Total Government National Mortgage Association		1,476,595

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $5,668,976)		5,654,366

U.S. GOVERNMENT OBLIGATIONS - 32.6%

U.S. Treasury Bonds - 7.8%
U.S. Treasury Bond
6.88%, 8/15/25	201,000	273,984
4.50%, 2/15/36	138,000	175,813
4.38%, 5/15/40	202,000	251,525
2.88%, 5/15/43	307,000	299,157
3.63%, 8/15/43	441,200	493,877

Total U.S. Treasury Bonds		1,494,356

U.S. Treasury Notes - 24.8%
U.S. Treasury Note
0.88%, 1/15/18	4,253,000	4,250,257
1.63%, 11/15/22	522,000	509,042

Total U.S. Treasury Notes		4,759,299

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $6,239,631)		6,253,655

CORPORATE BONDS - 25.5%

United States - 25.5%
21st Century Fox America, Inc.
6.65%, 11/15/37	49,000	60,934
AbbVie, Inc.
3.60%, 5/14/25	61,000	60,379
American International Group, Inc.
4.88%, 6/1/22	66,000	71,989
Amgen, Inc.
4.66%, 6/15/51(b)	88,000	86,206
Anthem, Inc.
4.65%, 1/15/43	69,000	68,965
AT&T, Inc.
3.80%, 3/15/22	52,000	53,091
4.35%, 6/15/45	52,000	45,765
Bank of America Corp.
2.60%, 1/15/19	192,000	193,791
Boeing Co. (The)
2.50%, 3/1/25	68,000	66,063
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	51,500	55,508
Capital One Financial Corp.
2.45%, 4/24/19	101,000	101,811
Citigroup, Inc.
5.50%, 9/13/25	80,000	87,609
8.13%, 7/15/39	26,000	38,317
Comcast Corp.
6.45%, 3/15/37	54,000	69,193
ConocoPhillips
6.50%, 2/1/39	80,000	98,776
Dow Chemical Co. (The)
4.25%, 11/15/20	125,000	132,595
Duke Energy Florida LLC
6.40%, 6/15/38	45,500	59,428
Enterprise Products Operating LLC
3.35%, 3/15/23	187,000	186,858
Ford Motor Co.
4.75%, 1/15/43	102,000	95,742
General Electric Co.
5.50%, 1/8/20	141,000	155,097
General Motors Financial Co., Inc.
4.00%, 1/15/25	80,000	77,899
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	133,000	148,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

November 30, 2016

Investments in Long Securities	Principal Amount	Value
Hartford Financial Services Group, Inc. (The)
5.13%, 4/15/22	$60,000	$66,310
International Lease Finance Corp.
5.88%, 8/15/22	80,000	87,622
International Paper Co.
4.75%, 2/15/22	101,000	109,258
JPMorgan Chase & Co.
3.20%, 1/25/23	150,000	151,564
5.50%, 10/15/40	37,000	43,368
Kinder Morgan Energy Partners L.P.
5.50%, 3/1/44	99,000	95,811
Morgan Stanley
2.13%, 4/25/18	156,000	156,549
Norfolk Southern Corp.
3.00%, 4/1/22	62,000	62,644
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	115,000	141,063
Oracle Corp.
6.50%, 4/15/38	122,000	159,741
PepsiCo, Inc.
4.50%, 1/15/20	150,000	161,315
Pfizer, Inc.
7.20%, 3/15/39	95,000	136,497
Philip Morris International, Inc.
4.88%, 11/15/43	89,000	95,691
Plains All American Pipeline L.P.
3.65%, 6/1/22	172,500	172,856
Prudential Financial, Inc.
6.63%, 12/1/37, Series D	78,000	98,542
Public Service Electric & Gas Co.
2.38%, 5/15/23	125,000	122,362
Southern California Edison Co.
4.65%, 10/1/43	79,000	86,997
Time Warner Cable LLC
6.75%, 6/15/39	47,500	53,829
Time Warner, Inc.
7.63%, 4/15/31	30,000	39,768
United Technologies Corp.
6.13%, 2/1/19	101,500	111,045
4.50%, 6/1/42	29,000	30,769
Verizon Communications, Inc.
5.15%, 9/15/23	120,000	133,049
Wal-Mart Stores, Inc.
6.20%, 4/15/38	210,000	277,278
Wells Fargo & Co.
4.13%, 8/15/23	142,000	147,240
Xerox Corp.
6.35%, 5/15/18	143,000	150,737

TOTAL CORPORATE BONDS (Cost: $4,925,235)		4,906,097

FOREIGN CORPORATE BONDS - 2.7%

Belgium - 0.8%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	151,000	164,961

Canada - 0.2%
Nexen Energy ULC
6.40%, 5/15/37	42,000	50,356

Mexico - 0.6%
Petroleos Mexicanos
6.00%, 3/5/20	105,000	109,725

Netherlands - 0.5%
Shell International Finance B.V.
5.50%, 3/25/40	79,000	90,193

United Kingdom - 0.6%
HSBC Holdings PLC
5.10%, 4/5/21	101,000	109,120

TOTAL FOREIGN CORPORATE BONDS (Cost: $533,167)		524,355

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%

Italy - 0.5%
Republic of Italy Government International Bond
5.38%, 6/15/33	86,000	95,994

Mexico - 0.6%
Mexico Government International Bond
4.00%, 10/2/23	113,000	113,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $218,854)		208,994

SUPRANATIONAL BOND - 2.2%
European Investment Bank 4.00%, 2/16/21 (Cost: $415,031)	384,000	413,949

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.1%

United States - 5.1%
CFCRE Commercial Mortgage Trust
3.83%, 12/15/47, Series 2011-C2, Class A4	95,175	100,601
Citigroup Commercial Mortgage Trust
1.99%, 4/10/46, Series 2013-GC11, Class A2	35,000	35,185
COMM Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	57,978
2.87%, 2/10/48, Series 2015-DC1, Class A2	80,000	81,632
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	53,647
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	75,000	76,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

November 30, 2016

Investments in Long Securities	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	$105,000	$106,558
UBS Commercial Mortgage Trust
3.00%, 5/10/45, Series 2012-C1, Class AAB	250,000	254,678
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	107,020
2.90%, 3/15/47, Series 2014-C19, Class A2	100,000	102,393

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $972,274)		976,001

MUNICIPAL BOND - 0.9%

United States - 0.9%
State of California 7.55%, 4/1/39 (Cost: $175,411)	120,000	177,880

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 99.5% (Cost: $19,148,579)		19,115,297

Securities Sold Short
U.S. GOVERNMENT AGENCIES SOLD SHORT - (1.6)%

Government National Mortgage Association - (1.6)%
3.50%, 12/1/46(a) (Proceeds: $315,281)	(300,000)	(312,375)

Cash and Other Assets in Excess of Liabilities - 2.1%		408,767

NET ASSETS - 100.0%		$19,211,689

(a)	To-be-announced (“TBA”) security (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	27	$(3,361,922)	Mar-17	$8,854
2 Year U.S. Treasury Note	27	(5,853,937)	Mar-17	(1,625)
5 Year U.S. Treasury Note	53	(6,245,719)	Mar-17	(3,530)
U.S. Treasury Ultra Long Term Bond	11	(1,775,469)	Mar-17	(17,664)
Ultra 10 Year U.S. Treasury Note	9	(1,209,937)	Mar-17	(1,805)

				$(15,770)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

November 30, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.8%

U.S. Treasury Notes - 99.8%
U.S. Treasury Floating Rate Note
0.76%, 1/31/18*	$338,800	$339,785
0.68%, 4/30/18*	339,000	339,563
0.67%, 7/31/18*	340,000	340,341
0.66%, 10/31/18*	230,000	230,073

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $1,248,478)		1,249,762
Cash and Other Assets in Excess of Liabilities - 0.2%		2,450

NET ASSETS - 100.0%		$1,252,212

*	Floating rate note. Coupon shown is in effect at November 30, 2016. Date represents the ultimate maturity date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

November 30, 2016

Investments	Principal Amount	Value
CORPORATE BONDS - 85.5%

United States - 85.5%
ACCO Brands Corp.
6.75%, 4/30/20	$69,000	$72,105
ADT Corp. (The)
6.25%, 10/15/21	125,000	135,312
AES Corp.
7.38%, 7/1/21	80,000	88,200
Affinion Group, Inc.
7.88%, 12/15/18	5,000	3,925
Aircastle Ltd.
5.13%, 3/15/21	100,000	105,625
Alere, Inc.
7.25%, 7/1/18	51,000	51,733
Aleris International, Inc.
9.50%, 4/1/21(a)	25,000	26,875
Ally Financial, Inc.
7.50%, 9/15/20	100,000	110,875
Anixter, Inc.
5.63%, 5/1/19	36,000	37,845
APX Group, Inc.
6.38%, 12/1/19	17,000	17,510
Arconic, Inc.
6.15%, 8/15/20	100,000	108,145
Atwood Oceanics, Inc.
6.50%, 2/1/20(b)	20,000	15,700
Avaya, Inc.
7.00%, 4/1/19(a)(b)	95,000	83,244
Avon Products, Inc.
6.60%, 3/15/20	50,000	50,152
Basic Energy Services, Inc.
7.75%, 2/15/19(c)	44,000	20,020
Beazer Homes USA, Inc.
5.75%, 6/15/19	17,000	17,595
Beverages & More, Inc.
10.00%, 11/15/18(a)	13,000	12,269
BMC Software Finance, Inc.
8.13%, 7/15/21(a)	25,000	22,625
Boxer Parent Co., Inc.
9.00%, 10/15/19(a)	25,000	22,938
Cablevision Systems Corp.
7.75%, 4/15/18	158,000	166,492
Caesars Entertainment Resort Properties LLC
8.00%, 10/1/20	17,000	17,850
CalAtlantic Group, Inc.
8.38%, 5/15/18	59,000	64,310
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	25,000	20,563
Case New Holland Industrial, Inc.
7.88%, 12/1/17	17,000	17,979
Chesapeake Energy Corp.
6.63%, 8/15/20	125,000	121,562
CIT Group, Inc.
5.00%, 5/15/17	218,000	220,725

Citgo Holding, Inc.
10.75%, 2/15/20(a)	50,000	52,281
Cliffs Natural Resources, Inc.
4.80%, 10/1/20(b)	80,000	73,200
CNH Industrial Capital LLC
4.38%, 11/6/20(b)	30,000	30,570
Coeur Mining, Inc.
7.88%, 2/1/21	26,000	27,105
CommScope, Inc.
4.38%, 6/15/20(a)	36,000	36,900
Community Health Systems, Inc.
8.00%, 11/15/19(b)	80,000	63,400
Constellation Brands, Inc.
3.88%, 11/15/19	36,000	37,627
DCP Midstream LLC
5.35%, 3/15/20(a)	72,000	75,375
DCP Midstream Operating L.P.
2.50%, 12/1/17	44,000	43,890
DISH DBS Corp.
4.25%, 4/1/18	200,000	204,500
Dole Food Co., Inc.
7.25%, 5/1/19(a)	88,000	89,100
Dollar Tree, Inc.
5.25%, 3/1/20	75,000	77,625
Energen Corp.
4.63%, 9/1/21	75,000	75,656
Energy Transfer Equity L.P.
7.50%, 10/15/20	89,000	99,902
Ensco PLC
4.70%, 3/15/21(b)	50,000	44,875
EP Energy LLC
9.38%, 5/1/20	45,000	37,926
EV Energy Partners L.P.
8.00%, 4/15/19	25,000	16,094
FirstEnergy Solutions Corp.
6.05%, 8/15/21	75,000	29,625
Freeport-McMoRan, Inc.
3.10%, 3/15/20	100,000	98,750
Gastar Exploration, Inc.
8.63%, 5/15/18	23,000	20,988
GenOn Energy, Inc.
7.88%, 6/15/17	81,000	58,523
Genworth Holdings, Inc.
7.63%, 9/24/21	150,000	140,250
GLP Capital L.P.
4.88%, 11/1/20	80,000	84,400
Harland Clarke Holdings Corp.
6.88%, 3/1/20(a)	50,000	47,625
HCA Holdings, Inc.
6.25%, 2/15/21	35,000	36,820
HCA, Inc.
6.50%, 2/15/20	64,000	69,840
Hertz Corp. (The)
6.75%, 4/15/19	31,000	31,378
Hexion, Inc.
6.63%, 4/15/20	58,000	50,170
HRG Group, Inc.
7.88%, 7/15/19	89,000	92,894
Hughes Satellite Systems Corp.
6.50%, 6/15/19	100,000	108,155
Icahn Enterprises L.P.
4.88%, 3/15/19	83,000	84,037
iHeartCommunications, Inc.
6.88%, 6/15/18	50,000	35,500
9.00%, 12/15/19	41,000	32,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

November 30, 2016

Investments	Principal Amount	Value
Iron Mountain, Inc.
6.00%, 10/1/20(a)	$55,000	$58,025
iStar, Inc.
7.13%, 2/15/18	156,000	161,265
4.88%, 7/1/18	30,000	29,888
JC Penney Corp., Inc.
8.13%, 10/1/19(b)	85,000	92,331
K Hovnanian Enterprises, Inc.
7.25%, 10/15/20(a)	72,000	66,960
KB Home
4.75%, 5/15/19	157,000	159,747
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	25,000	24,438
Lennar Corp.
4.75%, 12/15/17	157,000	160,768
Martin Midstream Partners L.P.
7.25%, 2/15/21	30,000	29,250
Masco Corp.
7.13%, 3/15/20	89,000	101,015
MGM Resorts International
6.75%, 10/1/20	100,000	109,750
Nabors Industries, Inc.
5.00%, 9/15/20	50,000	50,375
Nationstar Mortgage LLC
7.88%, 10/1/20	25,000	25,688
Navient Corp.
8.45%, 6/15/18, Series A	160,000	172,800
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21(a)	50,000	39,500
NGPL PipeCo LLC
7.12%, 12/15/17(a)	28,000	29,190
Niska Gas Storage Ltd.
6.50%, 4/1/19	17,000	17,170
Northern Oil and Gas, Inc.
8.00%, 6/1/20	25,000	18,875
Pactiv LLC
8.13%, 6/15/17	150,000	154,500
QEP Resources, Inc.
6.88%, 3/1/21	50,000	51,750
Radian Group, Inc.
5.50%, 6/1/19	96,000	99,960
Rockies Express Pipeline LLC
5.63%, 4/15/20(a)	28,000	29,190
Smithfield Foods, Inc.
7.75%, 7/1/17	71,000	73,343
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18(a)	69,000	65,378
Springleaf Finance Corp.
5.25%, 12/15/19	100,000	98,625
Sprint Communications, Inc.
9.00%, 11/15/18(a)	250,000	275,312
Starz LLC
5.00%, 9/15/19	104,000	105,596
Sunoco L.P. / Sunoco Finance Corp.
6.25%, 4/15/21	75,000	75,984
T-Mobile USA, Inc.
6.25%, 4/1/21	100,000	104,500
Talen Energy Supply LLC
4.63%, 7/15/19(a)(b)	75,000	71,719
Tenet Healthcare Corp.
5.00%, 3/1/19	109,000	103,822
Tesoro Logistics L.P.
5.50%, 10/15/19	5,000	5,331
Titan International, Inc.
6.88%, 10/1/20(b)	65,000	63,375
TransDigm, Inc.
5.50%, 10/15/20	89,000	91,392
Transocean, Inc.
6.80%, 12/15/16	18,000	18,033
6.50%, 11/15/20(b)	25,000	24,938
Tronox Finance LLC
6.38%, 8/15/20	15,000	13,744
TRU Taj LLC
12.00%, 8/15/21(a)	12,000	12,120
Unit Corp.
6.63%, 5/15/21	50,000	45,750
United Continental Holdings, Inc.
6.38%, 6/1/18	101,000	104,787
United States Steel Corp.
7.38%, 4/1/20(b)	24,000	25,449
Universal Hospital Services, Inc.
7.63%, 8/15/20	25,000	23,925
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(a)(b)	150,000	142,875
Weatherford International Ltd.
5.13%, 9/15/20	25,000	22,938
Windstream Services LLC
7.75%, 10/15/20	100,000	102,250

TOTAL CORPORATE BONDS (Cost: $7,088,182)		7,093,217

FOREIGN CORPORATE BONDS - 10.1%

Canada - 3.9%
Bombardier, Inc.
5.50%, 9/15/18(a)	43,000	46,148
Cenovus Energy, Inc.
5.70%, 10/15/19	50,000	53,224
First Quantum Minerals Ltd.
6.75%, 2/15/20(a)	50,000	49,687
HudBay Minerals, Inc.
9.50%, 10/1/20	50,000	52,656
Seven Generations Energy Ltd.
8.25%, 5/15/20(a)	18,000	19,238
Teck Resources Ltd.
4.50%, 1/15/21	50,000	51,187
Tervita Corp.
8.00%, 11/15/18(a)	50,000	50,375

Total Canada		322,515

Cyprus - 0.3%
Drill Rigs Holdings, Inc.
6.50%, 10/1/17(a)	54,000	22,950

France - 0.9%
Credit Agricole S.A.
8.38%, 10/13/19(a)(d)(e)	71,000	78,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

November 30, 2016

Investments	Principal Amount	Value
Germany - 0.6%
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 7/31/19(a)	$44,000	$47,025

Luxembourg - 2.4%
ArcelorMittal
6.25%, 8/5/20	100,000	108,690
Intelsat Jackson Holdings S.A.
7.25%, 4/1/19	115,000	90,850

Total Luxembourg		199,540

United Kingdom - 2.0%
Anglo American Capital PLC
4.45%, 9/27/20(a)	100,000	102,750
Noble Holding International Ltd.
4.90%, 8/1/20(b)	25,000	21,812
Royal Bank of Scotland Group PLC
4.70%, 7/3/18	43,000	43,787

Total United Kingdom		168,349

TOTAL FOREIGN CORPORATE BONDS (Cost: $861,445)		839,022

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.5%

United States - 8.5%
State Street Navigator Securities Lending Prime Portfolio, 0.26%(f) (Cost: $699,820)(g)	699,820	699,820

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $8,649,447)		8,632,059
Liabilities in Excess of Cash and Other Assets - (4.1)%		(337,807)

NET ASSETS - 100.0%		$8,294,252

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2016 (See Note 2).
(c)	Security in default on interest payments.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)	Rate shown reflects the accrual rate as of November 30, 2016 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of November 30, 2016.
(g)

At November 30, 2016, the total market value of the Fund’s securities on loan was $626,043 and the total market value of the collateral held by the Fund was $699,820. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	31	$(3,653,156)	Mar-17	$(2,109)
U.S. Treasury Ultra Long Term Bond	8	(1,291,250)	Mar-17	(12,367)
Ultra 10 Year U.S. Treasury Note	30	(4,033,125)	Mar-17	(6,131)

				$(20,607)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

November 30, 2016

Investments	Principal Amount	Value
CORPORATE BONDS - 85.0%

United States - 85.0%
ADT Corp. (The)
6.25%, 10/15/21	$75,000	$81,188
AES Corp.
7.38%, 7/1/21	120,000	132,300
Affinion Group, Inc.
7.88%, 12/15/18	18,000	14,130
Aircastle Ltd.
5.13%, 3/15/21	175,000	184,844
Alere, Inc.
7.25%, 7/1/18	120,000	121,725
Aleris International, Inc.
9.50%, 4/1/21(a)	25,000	26,875
Ally Financial, Inc.
7.50%, 9/15/20	200,000	221,750
American Airlines Group, Inc.
6.13%, 6/1/18	112,000	116,340
APX Group, Inc.
8.75%, 12/1/20	25,000	24,625
Arconic, Inc.
6.15%, 8/15/20	150,000	162,217
Atwood Oceanics, Inc.
6.50%, 2/1/20(b)	20,000	15,700
Avaya, Inc.
7.00%, 4/1/19(a)(b)	89,000	77,986
Avon Products, Inc.
6.60%, 3/15/20	75,000	75,227
Basic Energy Services, Inc.
7.75%, 2/15/19(c)	39,000	17,745
Beverages & More, Inc.
10.00%, 11/15/18(a)	41,000	38,694
BMC Software Finance, Inc.
8.13%, 7/15/21(a)	50,000	45,250
Boxer Parent Co., Inc.
9.00%, 10/15/19(a)	25,000	22,938
Cablevision Systems Corp.
7.75%, 4/15/18	238,000	250,792
CalAtlantic Group, Inc.
8.38%, 5/15/18	69,000	75,210
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	25,000	20,563
Case New Holland Industrial, Inc.
7.88%, 12/1/17	23,000	24,325
CenturyLink, Inc.
5.63%, 4/1/20, Series V	100,000	104,500
Chesapeake Energy Corp.
6.63%, 8/15/20	225,000	218,812
CIT Group, Inc.
5.00%, 5/15/17	317,000	320,962
Citgo Holding, Inc.
10.75%, 2/15/20(a)	100,000	104,562
Cliffs Natural Resources, Inc.
4.80%, 10/1/20(b)	100,000	91,500

CNH Industrial Capital LLC
4.38%, 11/6/20(b)	40,000	40,760
Coeur Mining, Inc.
7.88%, 2/1/21	39,000	40,658
CommScope, Inc.
4.38%, 6/15/20(a)	30,000	30,750
Community Health Systems, Inc.
8.00%, 11/15/19(b)	150,000	118,875
Constellation Brands, Inc.
3.88%, 11/15/19	125,000	130,650
DCP Midstream Operating L.P.
2.50%, 12/1/17	64,000	63,840
Dell, Inc.
5.65%, 4/15/18	100,000	104,148
DISH DBS Corp.
4.25%, 4/1/18	176,000	179,960
Dole Food Co., Inc.
7.25%, 5/1/19(a)	52,000	52,650
Energen Corp.
4.63%, 9/1/21	100,000	100,875
Ensco PLC
4.70%, 3/15/21(b)	75,000	67,313
EP Energy LLC
9.38%, 5/1/20	55,000	46,354
EV Energy Partners L.P.
8.00%, 4/15/19	50,000	32,188
First Data Corp.
6.75%, 11/1/20(a)	100,000	103,978
FirstEnergy Solutions Corp.
6.05%, 8/15/21(b)	200,000	79,000
Freeport-McMoRan, Inc.
3.10%, 3/15/20	50,000	49,375
Gastar Exploration, Inc.
8.63%, 5/15/18	60,000	54,750
GenOn Energy, Inc.
7.88%, 6/15/17	129,000	93,203
Genworth Holdings, Inc.
7.20%, 2/15/21	100,000	93,250
7.63%, 9/24/21	125,000	116,875
GLP Capital L.P.
4.88%, 11/1/20	120,000	126,600
Halcon Resources Corp.
8.63%, 2/1/20(a)	1,000	1,031
Harland Clarke Holdings Corp.
6.88%, 3/1/20(a)	75,000	71,438
HCA Holdings, Inc.
6.25%, 2/15/21	50,000	52,600
HCA, Inc.
6.50%, 2/15/20	90,000	98,212
Hertz Corp. (The)
6.75%, 4/15/19	31,000	31,378
Hexion, Inc.
8.88%, 2/1/18	69,000	67,103
6.63%, 4/15/20	92,000	79,580
Hughes Satellite Systems Corp.
6.50%, 6/15/19	150,000	162,232
Icahn Enterprises L.P.
4.88%, 3/15/19	100,000	101,250
iHeartCommunications, Inc.
6.88%, 6/15/18	123,000	87,330
Iron Mountain, Inc.
6.00%, 10/1/20(a)	75,000	79,125
iStar, Inc.
7.13%, 2/15/18	50,000	51,688
4.88%, 7/1/18	149,000	148,441
j2 Cloud Services, Inc.
8.00%, 8/1/20	10,000	10,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

November 30, 2016

Investments	Principal Amount	Value
JC Penney Corp., Inc.
8.13%, 10/1/19(b)	$140,000	$152,075
KB Home
4.75%, 5/15/19	53,000	53,928
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	100,000	97,750
L Brands, Inc.
7.00%, 5/1/20	125,000	140,937
Lennar Corp.
4.75%, 12/15/17	236,000	241,664
Martin Midstream Partners L.P.
7.25%, 2/15/21	40,000	39,000
Masco Corp.
7.13%, 3/15/20	125,000	141,875
MGM Resorts International
6.75%, 10/1/20	175,000	192,062
Nabors Industries, Inc.
5.00%, 9/15/20	75,000	75,563
Nationstar Mortgage LLC
7.88%, 10/1/20	40,000	41,100
Navient Corp.
8.45%, 6/15/18, Series A	275,000	297,000
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21(a)	75,000	59,250
Niska Gas Storage Ltd.
6.50%, 4/1/19	75,000	75,750
Northern Oil and Gas, Inc.
8.00%, 6/1/20	25,000	18,875
Pactiv LLC
8.13%, 6/15/17	153,000	157,590
PulteGroup, Inc.
7.63%, 10/15/17	50,000	52,500
QEP Resources, Inc.
6.88%, 3/1/21	100,000	103,500
Radian Group, Inc.
5.50%, 6/1/19	137,000	142,651
Rite Aid Corp.
9.25%, 3/15/20	120,000	125,700
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18(a)	86,000	81,485
Springleaf Finance Corp.
5.25%, 12/15/19	150,000	147,937
Sprint Communications, Inc.
9.00%, 11/15/18(a)	350,000	385,437
Starz LLC
5.00%, 9/15/19	149,000	151,287
SunCoke Energy Partners L.P.
7.38%, 2/1/20(a)	75,000	74,625
Sunoco L.P.
6.25%, 4/15/21	50,000	50,656
Synovus Financial Corp.
5.13%, 6/15/17	49,000	49,796
T-Mobile USA, Inc.
6.25%, 4/1/21	150,000	156,750

Talen Energy Supply LLC
4.63%, 7/15/19(a)(b)	100,000	95,625
Tenet Healthcare Corp.
5.00%, 3/1/19	205,000	195,262
Tesoro Logistics L.P.
5.50%, 10/15/19	103,000	109,824
Titan International, Inc.
6.88%, 10/1/20(b)	150,000	146,250
Transocean, Inc.
6.50%, 11/15/20(b)	50,000	49,875
Tronox Finance LLC
6.38%, 8/15/20	20,000	18,325
TRU Taj LLC
12.00%, 8/15/21(a)	15,000	15,150
Unit Corp.
6.63%, 5/15/21	75,000	68,625
United Continental Holdings, Inc.
6.38%, 6/1/18	160,000	166,000
United States Steel Corp.
7.38%, 4/1/20(b)	56,000	59,381
Universal Hospital Services, Inc.
7.63%, 8/15/20	25,000	23,925
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(a)(b)	225,000	214,312
Weatherford International Ltd.
5.13%, 9/15/20	50,000	45,875
Windstream Services LLC
7.75%, 10/15/20	100,000	102,250

TOTAL CORPORATE BONDS (Cost: $9,989,920)		9,976,023

FOREIGN CORPORATE BONDS - 12.6%

Canada - 5.2%
Bombardier, Inc.
7.75%, 3/15/20(a)	100,000	101,375
Cenovus Energy, Inc.
5.70%, 10/15/19	75,000	79,836
First Quantum Minerals Ltd.
6.75%, 2/15/20(a)	100,000	99,375
HudBay Minerals, Inc.
9.50%, 10/1/20	65,000	68,453
Seven Generations Energy Ltd.
8.25%, 5/15/20(a)	31,000	33,131
Teck Resources Ltd.
4.50%, 1/15/21	100,000	102,375
Telesat Canada
6.00%, 5/15/17(a)	102,000	102,046
Tervita Corp.
8.00%, 11/15/18(a)	19,000	19,143

Total Canada		605,734

Germany - 0.9%
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 7/31/19(a)	100,000	106,875

Italy - 1.7%
Wind Acquisition Finance S.A.
7.38%, 4/23/21(a)	200,000	204,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

November 30, 2016

Investments	Principal Amount	Value
Luxembourg - 1.8%
ArcelorMittal
6.25%, 8/5/20	$50,000	$54,345
Intelsat Jackson Holdings S.A.
7.25%, 4/1/19	191,000	150,890

Total Luxembourg		205,235

New Zealand - 0.9%
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	100,000	103,000

United Kingdom - 2.1%
Anglo American Capital PLC
4.45%, 9/27/20(a)	200,000	205,500
Noble Holding International Ltd.
4.90%, 8/1/20(b)	25,000	21,812
Royal Bank of Scotland Group PLC
4.70%, 7/3/18	20,000	20,366

Total United Kingdom		247,678

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,461,706)		1,473,022

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.3%

United States - 9.3%
State Street Navigator Securities Lending Prime Portfolio, 0.26%(d) (Cost: $1,093,355)(e)	1,093,355	1,093,355

TOTAL INVESTMENTS IN SECURITIES - 106.9% (Cost: $12,544,981)		12,542,400
Liabilities in Excess of Cash and Other Assets - (6.9)%		(812,885)

NET ASSETS - 100.0%		$11,729,515

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2016 (See Note 2).
(c)	Security in default on interest payments.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2016.
(e)

At November 30, 2016, the total market value of the Fund’s securities on loan was $972,312 and the total market value of the collateral held by the Fund was $1,093,355. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	34	$(7,371,625)	Mar-17	$(2,125)
5 Year U.S. Treasury Note	21	(2,474,719)	Mar-17	(1,429)

				$(3,554)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2016

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 86.5%

Argentina - 0.7%
YPF S.A.
8.75%, 4/4/24(a)(b)	$380,000	$392,350

Brazil - 17.3%
Braskem America Finance Co.
7.13%, 7/22/41, Reg S(b)	1,170,000	1,137,123
ESAL GmbH
6.25%, 2/5/23, Reg S	350,000	334,863
GTL Trade Finance, Inc.
5.89%, 4/29/24, Reg S	670,000	661,625
Marfrig Holdings Europe B.V.
8.00%, 6/8/23(a)	540,000	542,025
Petrobras Global Finance B.V.
5.38%, 1/27/21	1,617,000	1,582,639
4.38%, 5/20/23	640,000	564,160
6.25%, 3/17/24	1,120,000	1,080,464
5.63%, 5/20/43	620,000	442,680
6.85%, 6/5/2115	160,000	126,986
Suzano Trading Ltd.
5.88%, 1/23/21, Reg S	400,000	417,000
Ultrapar International S.A.
5.25%, 10/6/26, Reg S(b)	550,000	544,500
Vale Overseas Ltd.
4.38%, 1/11/22	1,259,000	1,243,640
6.88%, 11/21/36	750,000	727,815
Votorantim Cimentos S.A.
7.25%, 4/5/41, Reg S(b)	200,000	183,000

Total Brazil		9,588,520

Chile - 2.1%
Cencosud S.A.
4.88%, 1/20/23, Reg S	940,000	945,405
Itau CorpBanca
3.88%, 9/22/19, Reg S(b)	200,000	205,400

Total Chile		1,150,805

China - 10.5%
Baidu, Inc.
2.75%, 6/9/19	400,000	404,426
Bank of China Ltd.
5.00%, 11/13/24, Reg S	700,000	726,310
3.88%, 6/30/25, Reg S	500,000	506,579
China Overseas Finance Cayman V Ltd.
3.95%, 11/15/22, Series A, Reg S	380,000	388,364
China Overseas Finance Cayman VI Ltd.
4.25%, 5/8/19, Reg S	350,000	364,821
CITIC Ltd.
6.38%, 4/10/20, Reg S	250,000	277,099
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	700,000	677,979
Country Garden Holdings Co., Ltd.
7.25%, 4/4/21, Reg S	380,000	401,375
CRCC Yuxiang Ltd.
3.50%, 5/16/23, Reg S	790,000	786,929
Industrial & Commercial Bank of China Ltd.
3.23%, 11/13/19	830,000	851,520
Talent Yield Investments Ltd.
4.50%, 4/25/22, Reg S	440,000	464,891

Total China		5,850,293

Colombia - 3.7%
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.88%, 4/21/25(a)	720,000	709,200
Ecopetrol S.A.
5.88%, 9/18/23	500,000	518,000
5.88%, 5/28/45	1,010,000	826,685

Total Colombia		2,053,885

Guatemala - 0.6%
Comcel Trust via Comunicaciones Celulares S.A.
6.88%, 2/6/24(a)	330,000	330,825

Hong Kong - 12.9%
AIA Group Ltd.
3.20%, 3/11/25(a)	470,000	456,757
Bank of East Asia Ltd. (The)
4.25%, 11/20/24, Reg S(c)	870,000	880,559
Goodman HK Finance
4.38%, 6/19/24, Reg S	800,000	823,052
Hutchison Whampoa International 11 Ltd.
4.63%, 1/13/22, Reg S	365,000	393,296
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/8/22, Reg S	1,800,000	1,830,950
PCCW-HKT Capital No. 5 Ltd.
3.75%, 3/8/23, Reg S	1,750,000	1,785,456
Prosperous Ray Ltd.
3.00%, 11/12/18, Reg S	760,000	770,880
Shimao Property Holdings Ltd.
6.63%, 1/14/20, Reg S	240,000	248,893

Total Hong Kong		7,189,843

India - 3.2%
Bharti Airtel International Netherlands B.V.
5.35%, 5/20/24(a)	540,000	566,956
ICICI Bank Ltd.
6.38%, 4/30/22, Reg S(c)	925,000	930,781
ONGC Videsh Ltd.
4.63%, 7/15/24, Reg S	270,000	278,253

Total India		1,775,990

Indonesia - 2.4%
Pertamina Persero PT
5.63%, 5/20/43, Reg S	460,000	434,571
Perusahaan Gas Negara Persero Tbk PT
5.13%, 5/16/24, Reg S	860,000	885,723

Total Indonesia		1,320,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2016

Investments	Principal Amount	Value
Jamaica - 1.0%
Digicel Ltd.
6.75%, 3/1/23(a)	$340,000	$294,100
6.75%, 3/1/23, Reg S(b)	300,000	259,500

Total Jamaica		553,600

Kazakhstan - 3.0%
KazMunayGas National Co. JSC
6.38%, 4/9/21, Reg S	1,567,000	1,661,177

Luxembourg - 0.6%
Millicom International Cellular S.A.
6.00%, 3/15/25, Reg S	330,000	320,925

Macau - 1.3%
MCE Finance Ltd.
5.00%, 2/15/21, Reg S	700,000	707,000

Mexico - 4.5%
BBVA Bancomer S.A.
6.75%, 9/30/22, Reg S(b)	700,000	749,875
Cemex S.A.B. de C.V.
6.50%, 12/10/19(a)	200,000	211,250
Grupo Bimbo S.A.B. de C.V.
4.50%, 1/25/22, Reg S	588,000	612,943
Mexichem S.A.B. de C.V.
4.88%, 9/19/22, Reg S	900,000	918,000

Total Mexico		2,492,068

Morocco - 2.8%
OCP S.A.
5.63%, 4/25/24, Reg S	1,500,000	1,550,625

Peru - 2.4%
BBVA Banco Continental S.A.
5.25%, 9/22/29(a)(c)	90,000	91,845
Southern Copper Corp.
5.25%, 11/8/42	1,360,000	1,224,204

Total Peru		1,316,049

Philippines - 0.8%
First Gen Corp.
6.50%, 10/9/23, Reg S	400,000	430,169

Poland - 0.5%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.63%, 9/26/22, Reg S	270,000	284,850

Qatar - 2.2%
Ooredoo International Finance Ltd.
4.75%, 2/16/21, Reg S	1,156,000	1,245,590

Russia - 8.1%
Evraz Group S.A.
6.75%, 4/27/18, Reg S	206,000	213,468
Gazprom OAO via Gaz Capital S.A.
3.85%, 2/6/20, Reg S	600,000	603,000
Lukoil International Finance B.V.
6.13%, 11/9/20, Reg S	373,000	401,441
MMC Norilsk Nickel OJSC via MMC Finance DAC
6.63%, 10/14/22, Reg S	280,000	307,300
Rosneft Oil Co. via Rosneft International Finance Ltd.
4.20%, 3/6/22, Reg S	700,000	685,125
Sberbank of Russia Via SB Capital S.A.
5.50%, 2/26/24, Reg S(c)	700,000	697,375
Severstal OAO via Steel Capital S.A.
5.90%, 10/17/22, Reg S	677,000	721,851
VimpelCom Holdings B.V.
7.50%, 3/1/22, Reg S	200,000	221,750
5.95%, 2/13/23, Reg S	600,000	623,250

Total Russia		4,474,560

Singapore - 3.0%
BOC Aviation Ltd.
3.00%, 3/30/20(a)	350,000	349,920
Oversea-Chinese Banking Corp. Ltd.
4.25%, 6/19/24, Reg S	1,000,000	1,018,224
Puma International Financing S.A.
6.75%, 2/1/21, Reg S	300,000	308,181

Total Singapore		1,676,325

South Africa - 0.5%
Myriad International Holdings B.V.
5.50%, 7/21/25, Reg S	270,000	272,362

South Korea - 1.7%
KEB Hana Bank
4.25%, 10/14/24, Reg S	450,000	457,276
Korea Hydro & Nuclear Power Co., Ltd.
3.00%, 9/19/22, Reg S	460,000	466,686

Total South Korea		923,962

United Arab Emirates - 0.7%
DP World Ltd.
6.85%, 7/2/37, Reg S	400,000	410,000

TOTAL FOREIGN CORPORATE BONDS (Cost: $47,619,209)		47,972,067

FOREIGN GOVERNMENT AGENCIES - 4.2%

Argentina - 1.5%
Provincia de Buenos Aires
9.13%, 3/16/24(a)	760,000	802,389

United Arab Emirates - 2.7%
MDC-GMTN B.V.
5.50%, 4/20/21, Reg S	1,366,000	1,521,724

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,329,874)		2,324,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2016

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 2.9%

Argentina - 2.0%
Argentine Republic Government International Bond
8.28%, 12/31/33, Series NY	$252,367	$259,307
7.63%, 4/22/46(a)	900,000	856,125

Total Argentina		1,115,432

Brazil - 0.9%
Brazilian Government International Bond
5.63%, 2/21/47	590,000	513,300

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,724,629)		1,628,732

	Shares
COMMON STOCKS - 0.4%

Colombia - 0.4%
Pacific Exploration and Production Corp.* (Cost: $1,097,374)	5,836	228,086

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

United States - 3.2%
State Street Navigator Securities Lending Prime Portfolio, 0.26%(d) (Cost: $1,744,885)(e)	1,744,885	1,744,885

TOTAL INVESTMENTS IN SECURITIES - 97.2% (Cost: $54,515,971)		53,897,883
Cash and Other Assets in Excess of Liabilities - 2.8%		1,570,383

NET ASSETS - 100.0%		$55,468,266

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2016 (See Note 2).
(c)	Rate shown reflects the accrual rate as of November 30, 2016 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2016.
(e)	At November 30, 2016, the total market value of the Fund’s securities on loan was $1,692,703 and the total market value of the collateral held by the Fund was $1,744,885.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	26	$(3,237,406)	Mar-17	$(133)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2016

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 2.6%

South Africa - 0.7%
Landwirtschaftliche Rentenbank
8.25%, 5/23/22, Reg S	22,250,000	ZAR	$1,556,917
Turkey - 1.9%
Kreditanstalt fuer Wiederaufbau
9.25%, 5/22/20, Reg S	5,100,000	TRY	1,413,864
9.75%, 2/17/21	1,000,000	TRY	281,518
Landwirtschaftliche Rentenbank
5.63%, 2/27/18, Reg S	10,000,000	TRY	2,744,141

Total Turkey			4,439,523

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $7,010,043)			5,996,440

FOREIGN GOVERNMENT OBLIGATIONS - 89.9%

Brazil - 10.2%
Brazil Letras do Tesouro Nacional
12.52%, 1/1/18(a)	1,597,000	BRL	417,652
13.64%, 1/1/19(a)	40,357,000	BRL	9,491,847
Brazil Notas do Tesouro Nacional
10.00%, 1/1/21, Series F	15,243,000	BRL	4,274,454
10.00%, 1/1/23, Series F	28,314,000	BRL	7,743,644
10.00%, 1/1/25, Series F	5,589,000	BRL	1,507,215
Brazilian Government International Bond
12.50%, 1/5/22	929,000	BRL	300,054

Total Brazil			23,734,866

China - 3.4%
China Government Bond
3.09%, 11/22/18	1,500,000	CNH	216,657
3.09%, 6/29/20, Reg S	11,500,000	CNY	1,652,815
2.48%, 12/1/20	11,500,000	CNY	1,610,827
2.36%, 8/18/21, Reg S	14,500,000	CNY	2,008,965
3.10%, 6/29/22	12,000,000	CNY	1,714,984
3.16%, 6/27/23	5,000,000	CNY	713,567

Total China			7,917,815

Colombia - 6.8%
Colombia Government International Bond
7.75%, 4/14/21	2,209,000,000	COP	756,979
Colombian TES
5.00%, 11/21/18, Series B	4,774,700,000	COP	1,531,259
7.00%, 5/4/22, Series B	12,165,600,000	COP	4,030,068
10.00%, 7/24/24, Series B	15,403,300,000	COP	5,892,373
6.00%, 4/28/28, Series B	12,756,500,000	COP	3,715,176

Total Colombia			15,925,855

Hungary - 3.4%
Hungary Government Bond
2.50%, 6/22/18, Series 18/C	300,050,000	HUF	1,049,221
6.50%, 6/24/19, Series 19/A	542,630,000	HUF	2,095,903
7.50%, 11/12/20, Series 20/A	221,050,000	HUF	916,701
7.00%, 6/24/22, Series 22/A	296,970,000	HUF	1,250,086
6.00%, 11/24/23, Series 23/A	200,630,000	HUF	824,883
5.50%, 6/24/25, Series 25/B	450,000,000	HUF	1,784,612

Total Hungary			7,921,406

India - 3.3%
India Government Bond
8.27%, 6/9/20	103,000,000	INR	1,606,494
8.40%, 7/28/24	134,000,000	INR	2,181,033
9.20%, 9/30/30	223,000,000	INR	3,973,826

Total India			7,761,353

Indonesia - 4.7%
Indonesia Treasury Bond
8.38%, 9/15/26, Series FR56	51,733,000,000	IDR	3,907,354
9.00%, 3/15/29, Series FR71	9,130,000,000	IDR	711,402
8.25%, 6/15/32, Series FR58	61,064,000,000	IDR	4,461,707
8.75%, 2/15/44, Series FR67	27,019,000,000	IDR	1,963,756

Total Indonesia			11,044,219

Malaysia - 3.4%
Malaysia Government Bond
3.81%, 2/15/17, Series 0207	777,000	MYR	174,277
3.31%, 10/31/17, Series 0512	1,613,000	MYR	360,631
4.38%, 11/29/19, Series 0902	7,537,000	MYR	1,702,829
4.16%, 7/15/21, Series 0111	6,288,000	MYR	1,406,242
3.42%, 8/15/22, Series 0112	6,468,000	MYR	1,379,632
4.18%, 7/15/24, Series 0114	4,745,000	MYR	1,042,673
4.39%, 4/15/26, Series 0311	6,328,000	MYR	1,371,463
4.50%, 4/15/30, Series 0310	2,333,000	MYR	506,384

Total Malaysia			7,944,131

Mexico - 6.6%
Mexican Bonos
4.75%, 6/14/18, Series M	48,000,000	MXN	2,290,720
8.50%, 12/13/18, Series M 10	34,453,000	MXN	1,745,524
5.00%, 12/11/19, Series M	54,617,000	MXN	2,547,752
6.50%, 6/10/21, Series M	12,000,000	MXN	576,191
6.50%, 6/9/22, Series M	18,487,000	MXN	881,229
10.00%, 12/5/24, Series M 20	36,448,000	MXN	2,082,497
7.50%, 6/3/27, Series M 20	17,282,000	MXN	852,092
8.50%, 5/31/29, Series M 20	13,000,000	MXN	688,341
7.75%, 5/29/31, Series M	20,133,000	MXN	999,092
7.75%, 11/23/34, Series M	5,719,000	MXN	283,357
10.00%, 11/20/36, Series M 30	10,452,000	MXN	634,428
8.50%, 11/18/38, Series M 30	15,854,000	MXN	844,886
7.75%, 11/13/42, Series M	21,142,000	MXN	1,045,433

Total Mexico			15,471,542

Peru - 3.3%
Peruvian Government International Bond
7.84%, 8/12/20, Reg S	3,281,000	PEN	1,042,834
5.70%, 8/12/24, Reg S	4,740,000	PEN	1,377,357
8.20%, 8/12/26, Reg S	5,138,000	PEN	1,717,148
6.95%, 8/12/31, Reg S	6,932,000	PEN	2,097,818
6.90%, 8/12/37, Reg S	5,125,000	PEN	1,532,888

Total Peru			7,768,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2016

Investments	Principal Amount†		Value
Philippines - 3.3%
Philippine Government International Bond
4.95%, 1/15/21	117,000,000	PHP	$2,370,538
3.90%, 11/26/22	98,000,000	PHP	1,862,641
6.25%, 1/14/36	152,000,000	PHP	3,335,136

Total Philippines			7,568,315

Poland - 6.8%
Republic of Poland Government Bond
2.50%, 7/25/18, Series 0718	14,428,000	PLN	3,483,635
5.50%, 10/25/19, Series 1019	6,579,000	PLN	1,709,390
5.25%, 10/25/20, Series 1020	6,614,000	PLN	1,732,581
5.75%, 10/25/21, Series 1021	10,360,000	PLN	2,789,565
5.75%, 9/23/22, Series 0922	7,236,000	PLN	1,961,154
4.00%, 10/25/23, Series 1023	5,986,000	PLN	1,486,027
3.25%, 7/25/25, Series 0725	9,816,000	PLN	2,287,508
2.50%, 7/25/26, Series 0726	2,271,000	PLN	492,488

Total Poland			15,942,348

Romania - 3.3%
Romania Government Bond
5.60%, 11/28/18, Series 5Y	6,640,000	RON	1,704,439
2.50%, 4/29/19, Series 3Y	3,500,000	RON	846,947
5.75%, 4/29/20, Series 7Y	5,470,000	RON	1,453,431
3.25%, 3/22/21, Series 5Y	1,470,000	RON	358,696
5.95%, 6/11/21, Series 10Y	4,960,000	RON	1,344,994
5.85%, 4/26/23, Series 10Y	4,000,000	RON	1,094,126
4.75%, 2/24/25, Series 10Y	335,000	RON	86,623
5.80%, 7/26/27, Series 15Y	2,500,000	RON	696,511

Total Romania			7,585,767

Russia - 10.3%
Russian Federal Bond - OFZ
7.50%, 3/15/18, Series 6204	85,930,000	RUB	1,315,398
7.50%, 2/27/19, Series 6208	244,301,000	RUB	3,709,440
6.70%, 5/15/19, Series 6216	244,000,000	RUB	3,636,856
7.60%, 4/14/21, Series 6205	244,833,000	RUB	3,643,775
7.60%, 7/20/22, Series 6209	213,125,000	RUB	3,146,296
7.00%, 1/25/23, Series 6211	96,144,000	RUB	1,373,486
7.00%, 8/16/23, Series 6215	59,820,000	RUB	850,866
8.15%, 2/3/27, Series 6207	179,634,000	RUB	2,700,143
7.05%, 1/19/28, Series 6212	89,513,000	RUB	1,228,508
8.50%, 9/17/31, Series 6218	150,000,000	RUB	2,265,970

Total Russia			23,870,738

South Africa - 4.5%
Republic of South Africa Government Bond
10.50%, 12/21/26, Series R186	6,229,000	ZAR	486,956
8.00%, 1/31/30, Series 2030	24,991,000	ZAR	1,594,640
7.00%, 2/28/31, Series R213	39,445,000	ZAR	2,285,711
6.25%, 3/31/36, Series R209	3,156,600	ZAR	159,004
8.50%, 1/31/37, Series 2037	18,000,000	ZAR	1,145,617
6.50%, 2/28/41, Series R214	55,748,000	ZAR	2,793,709
8.75%, 1/31/44, Series 2044	18,000,000	ZAR	1,159,819
8.75%, 2/28/48, Series 2048	13,100,000	ZAR	843,135

Total South Africa			10,468,591

South Korea - 3.4%
Korea Treasury Bond
5.00%, 6/10/20, Series 2006	2,226,020,000	KRW	2,106,033
3.38%, 9/10/23, Series 2309	1,621,120,000	KRW	1,504,942
3.50%, 3/10/24, Series 2403	2,206,970,000	KRW	2,074,180
4.00%, 12/10/31, Series 3112	2,010,110,000	KRW	2,125,899

Total South Korea			7,811,054

Thailand - 8.4%
Thailand Government Bond
2.55%, 6/26/20	89,622,000	THB	2,574,772
3.65%, 12/17/21	137,785,000	THB	4,159,737
3.63%, 6/16/23	141,669,000	THB	4,276,737
3.85%, 12/12/25	97,480,000	THB	3,002,221
3.58%, 12/17/27	78,358,000	THB	2,348,886
4.88%, 6/22/29	96,538,000	THB	3,261,999

Total Thailand			19,624,352

Turkey - 4.8%
Turkey Government Bond
8.50%, 7/10/19	6,482,000	TRY	1,822,401
10.50%, 1/15/20	1,456,000	TRY	429,097
9.40%, 7/8/20	4,000,000	TRY	1,131,591
9.50%, 1/12/22	4,667,000	TRY	1,303,951
8.50%, 9/14/22	11,224,000	TRY	2,975,564
8.00%, 3/12/25	14,262,000	TRY	3,543,871

Total Turkey			11,206,475

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $254,514,152)			209,566,872

SUPRANATIONAL BONDS - 3.2%
European Investment Bank
7.50%, 1/30/19	9,180,000	ZAR	644,964
4.95%, 3/1/19, Reg S	25,000,000,000	IDR	1,722,192
7.20%, 7/9/19, Reg S	35,630,000,000	IDR	2,568,567
8.38%, 7/29/22, Reg S	12,620,000	ZAR	891,106
8.13%, 12/21/26	24,000,000	ZAR	1,619,774

TOTAL SUPRANATIONAL BONDS (Cost: $8,321,987)			7,446,603

TOTAL INVESTMENTS IN SECURITIES - 95.7% (Cost: $269,846,182)			223,009,915
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 4.3%			10,125,218

NET ASSETS - 100.0%			$233,135,133

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2016.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
12/1/2016	MYR	164,985	USD	36,935	$(7)
12/2/2016	USD	250,936	COP	766,609,245	(87)
12/2/2016	USD	488,525	IDR	6,624,396,880	270
12/2/2016	USD	243,793	KRW	284,335,716	(573)
12/5/2016	BRL	1,770,933	USD	523,248	(309)
12/5/2016	USD	250,936	COP	766,609,245	(87)
12/5/2016	USD	483,989	HUF	142,864,833	(48)
12/5/2016	USD	726,454	PLN	3,045,379	11
12/5/2016	USD	970,134	TRY	3,328,907	732
12/5/2016	ZAR	1,657,635	USD	118,110	(71)
12/21/2016	IDR	3,184,000,000	USD	233,602	(771)
12/21/2016	IDR	4,775,000,000	USD	350,330	(1,156)
12/21/2016	IDR	6,585,000,000	USD	485,620	899
12/21/2016	IDR	4,042,000,000	USD	297,315	(215)
12/21/2016	INR	34,525,000	USD	513,459	10,686
12/21/2016	INR	40,210,000	USD	590,629	5,067
12/21/2016	INR	60,315,000	USD	885,943	7,601
12/21/2016	INR	24,825,000	USD	364,537	3,021
12/21/2016	INR	43,830,000	USD	642,669	4,391
12/21/2016	THB	54,000,000	USD	1,557,992	42,125
12/21/2016	THB	31,445,000	USD	887,525	4,813
12/21/2016	THB	47,170,000	USD	1,331,358	7,220
12/21/2016	THB	16,465,000	USD	464,064	1,865
12/21/2016	USD	1,166,605	IDR	15,650,000,000	(14,612)
12/21/2016	USD	484,063	IDR	6,576,000,000	(6)
12/21/2016	USD	508,993	INR	34,525,000	(6,220)
12/21/2016	USD	2,475,201	INR	169,180,000	(11,504)
12/21/2016	USD	243,192	INR	16,700,000	3
12/21/2016	USD	7,632,519	THB	267,100,000	(134,592)
12/21/2016	USD	727,298	THB	25,910,000	37

					$(81,517)

CURRENCY LEGEND

BRL	Brazilian real

CNH	Offshore Chinese renminbi

CNY	Chinese yuan

COP	Colombian peso

HUF	Hungary forint

IDR	Indonesian rupiah

INR	Indian rupee

KRW	South Korean won

MXN	Mexican peso

MYR	Malaysian ringgit

PEN	Peruvian Nuevo sol

PHP	Philippine peso

PLN	Polish zloty

RON	Romanian leu

RUB	Russian ruble

THB	Thai baht

TRY	Turkish New lira

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Strategic Corporate Bond Fund (CRDT)

November 30, 2016

Investments	Principal Amount†	Value
U.S. GOVERNMENT OBLIGATIONS - 1.1%

U.S. Treasury Bond - 1.1%
U.S. Treasury Note
1.50%, 8/15/26	90,000	$83,127

CORPORATE BONDS - 55.8%

United States - 55.8%
Abbott Laboratories
4.90%, 11/30/46	70,000	70,868
Actavis Funding SCS
4.55%, 3/15/35	20,000	19,771
Amgen, Inc.
3.63%, 5/22/24	150,000	153,016
Anadarko Petroleum Corp.
3.45%, 7/15/24(a)	80,000	77,019
6.45%, 9/15/36	60,000	67,751
Arconic, Inc.
5.13%, 10/1/24(a)	70,000	71,750
AT&T, Inc.
3.90%, 3/11/24	50,000	50,331
Bank of America Corp.
3.30%, 1/11/23	250,000	250,436
Calpine Corp.
7.88%, 1/15/23(b)	31,000	32,434
Caterpillar, Inc.
3.90%, 5/27/21	180,000	190,168
CCO Holdings LLC
6.63%, 1/31/22	30,000	31,088
Celgene Corp.
5.00%, 8/15/45	20,000	20,755
Charter Communications Operating LLC
4.91%, 7/23/25(b)	100,000	104,564
CIT Group, Inc.
5.00%, 8/1/23	70,000	72,275
Citigroup, Inc.
4.50%, 1/14/22	170,000	182,572
Comcast Corp.
3.13%, 7/15/22(a)	110,000	112,339
Constellation Brands, Inc.
4.25%, 5/1/23	70,000	73,588
Devon Energy Corp.
5.85%, 12/15/25(a)	50,000	55,612
5.00%, 6/15/45	40,000	37,465
Diamond 1 Finance Corp.
3.48%, 6/1/19(b)	70,000	71,341
Dollar Tree, Inc.
5.75%, 3/1/23	80,000	85,800
Ensco PLC
5.20%, 3/15/25(a)	90,000	73,125
General Electric Co.
6.88%, 1/10/39, Series A	140,000	195,673
General Motors Co.
6.25%, 10/2/43	100,000	108,017
Gilead Sciences, Inc.
4.50%, 2/1/45	40,000	39,587
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	190,000	214,819
Halliburton Co.
5.00%, 11/15/45	40,000	40,959
Harris Corp.
3.83%, 4/27/25	70,000	71,041
HCA, Inc.
5.25%, 4/15/25	70,000	70,700
International Lease Finance Corp.
5.88%, 8/15/22	70,000	76,670
Kraft Heinz Foods Co.
5.00%, 6/4/42	20,000	20,729
Lockheed Martin Corp.
3.10%, 1/15/23	10,000	10,136
4.50%, 5/15/36	60,000	63,920
Occidental Petroleum Corp.
3.40%, 4/15/26	40,000	40,016
Pacific Gas & Electric Co.
6.05%, 3/1/34	120,000	149,710
Packaging Corp. of America
4.50%, 11/1/23	40,000	42,462
Quicken Loans, Inc.
5.75%, 5/1/25(b)	40,000	38,600
Reynolds American, Inc.
6.88%, 5/1/20	100,000	114,036
5.85%, 8/15/45	30,000	35,528
Scientific Games International, Inc.
7.00%, 1/1/22(b)	70,000	74,200
Sprint Corp.
7.25%, 9/15/21	30,000	30,825
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(b)	30,000	30,825
United Rentals North America, Inc.
7.63%, 4/15/22	18,000	19,125
United Technologies Corp.
3.10%, 6/1/22	180,000	184,880
Verizon Communications, Inc.
4.15%, 3/15/24	20,000	21,002
5.01%, 8/21/54	21,000	20,942
West Corp.
5.38%, 7/15/22(b)	82,000	79,027
Western Gas Partners L.P.
4.65%, 7/1/26	70,000	71,341
WestRock RKT Co.
4.45%, 3/1/19	250,000	261,558
XPO Logistics, Inc.
6.50%, 6/15/22(b)	66,000	68,558

TOTAL CORPORATE BONDS (Cost: $4,029,256)		4,098,954

FOREIGN CORPORATE BONDS - 38.6%

Belgium - 2.1%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	140,000	152,944

Brazil - 2.2%
Petrobras Global Finance B.V.
8.38%, 5/23/21	50,000	53,750
Vale Overseas Ltd.
4.38%, 1/11/22(a)	110,000	109,450

Total Brazil		163,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Strategic Corporate Bond Fund (CRDT)

November 30, 2016

Investments	Principal Amount†		Value
Canada - 1.0%
Barrick Gold Corp.
4.10%, 5/1/23	70,000		$72,701

Colombia - 0.9%
Ecopetrol S.A.
7.63%, 7/23/19	60,000		67,200

France - 3.7%
Electricite de France S.A.
4.63%, 9/11/24	50,000	EUR	67,995
SFR Group S.A.
6.00%, 5/15/22(b)	200,000		202,250

Total France			270,245

Germany - 4.4%
E.ON International Finance B.V.
5.50%, 10/2/17	50,000	EUR	55,551
Volkswagen Leasing GmbH
3.25%, 5/10/18	100,000	EUR	110,974
ZF North America Capital, Inc.
4.50%, 4/29/22(b)	150,000		155,438

Total Germany			321,963

Italy - 2.8%
Intesa Sanpaolo SpA
5.02%, 6/26/24(b)	230,000		204,901

Luxembourg - 0.1%
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	10,000		7,337

Mexico - 1.4%
Petroleos Mexicanos
5.50%, 1/21/21	100,000		101,425

Netherlands - 3.7%
Cooperatieve Rabobank UA
5.25%, 8/4/45	250,000		272,949

Russia - 2.9%
Lukoil International Finance B.V.
6.13%, 11/9/20(b)	200,000		215,120

Switzerland - 2.0%
Glencore Funding LLC
3.13%, 4/29/19(a)(b)	90,000		90,252
2.88%, 4/16/20(b)	60,000		59,417

Total Switzerland			149,669

United Kingdom - 11.4%
Barclays Bank PLC
7.63%, 11/21/22	200,000		219,925
BP Capital Markets PLC
2.24%, 5/10/19	100,000		100,549
HSBC Bank PLC
3.88%, 10/24/18, Reg S	160,000	EUR	182,598
Rio Tinto Finance USA PLC
4.13%, 8/21/42	30,000		29,441
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	210,000		217,867
Tesco PLC
6.13%, 2/24/22, Series 68	60,000	GBP	84,408

Total United Kingdom			834,788

TOTAL FOREIGN CORPORATE BONDS (Cost: $2,947,810)			2,834,442

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%

Argentina - 2.1%
Argentine Republic Government International Bond 7.50%, 4/22/26(b) (Cost: $152,873)	150,000		151,875

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.3%
United States - 6.3%
State Street Navigator Securities Lending Prime Portfolio, 0.26%(c) (Cost: $458,648)(d)	458,648		458,648

TOTAL INVESTMENTS IN SECURITIES - 103.9% (Cost: $7,675,799)			7,627,046
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.9)%			(285,908)

NET ASSETS - 100.0%			$7,341,138

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Security, or portion thereof, was on loan at November 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of November 30, 2016.
(d)	At November 30, 2016, the total market value of the Fund’s securities on loan was $444,806 and the total market value of the collateral held by the Fund was $458,648.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Strategic Corporate Bond Fund (CRDT)

November 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
2/13/2017	EUR	395,041	USD	440,767	$20,132
2/13/2017	GBP	61,170	USD	75,552	(1,023)
2/13/2017	USD	6,224	EUR	5,583	(279)

					$18,830

CURRENCY LEGEND

EUR	Euro

GBP	British pound

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

November 30, 2016

Investments	Principal Amount†	Value
U.S. GOVERNMENT AGENCIES - 6.1%

Federal Home Loan Mortgage Corporation - 6.1%
0.54%, 5/18/17, Series RB	200,000	$199,506
3.50%, 12/1/46(a)	100,000	102,652

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $302,260)		302,158

U.S. GOVERNMENT OBLIGATIONS - 18.1%

U.S. Treasury Bonds - 6.8%
U.S. Treasury Bond
3.13%, 8/15/44	220,000	224,701
3.00%, 5/15/45	80,000	79,611
U.S. Treasury Inflation Indexed Bond
0.75%, 2/15/45	20,503	19,630
1.00%, 2/15/46	10,188	10,435

Total U.S. Treasury Bonds		334,377

U.S. Treasury Notes - 11.3%
U.S. Treasury Floating Rate Note
0.67%, 7/31/18*	190,000	190,190
U.S. Treasury Inflation Indexed Note
0.13%, 7/15/26	10,071	9,797
U.S. Treasury Note
0.75%, 2/28/18	100,000	99,736
0.75%, 8/31/18	150,000	149,133
1.38%, 8/31/20	40,000	39,611
2.00%, 11/30/22	30,000	29,876
1.38%, 8/31/23	40,000	38,019

Total U.S. Treasury Notes		556,362

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $888,066)		890,739

CORPORATE BONDS - 27.9%

United States - 27.9%
AES Corp.
5.50%, 3/15/24	60,000	59,400
Ally Financial, Inc.
8.00%, 3/15/20	60,000	67,050
Bank of America Corp.
4.00%, 1/22/25	65,000	65,110
Celgene Corp.
5.00%, 8/15/45	10,000	10,378
Charter Communications Operating LLC
4.91%, 7/23/25(b)	120,000	125,477
Chesapeake Energy Corp.
5.75%, 3/15/23(c)	40,000	34,600
Chubb INA Holdings, Inc.
4.35%, 11/3/45	10,000	10,467
CIT Group, Inc.
5.00%, 8/1/23	60,000	61,950
Citigroup, Inc.
4.30%, 11/20/26	65,000	65,619
Comcast Corp.
3.38%, 2/15/25	25,000	25,316
FirstEnergy Corp.
7.38%, 11/15/31, Series C	50,000	62,654
Ford Motor Credit Co., LLC
8.13%, 1/15/20	100,000	115,585
General Electric Co.
5.88%, 1/14/38	10,000	12,545
6.88%, 1/10/39, Series A	40,000	55,907
General Motors Co.
6.25%, 10/2/43	35,000	37,806
Gilead Sciences, Inc.
3.70%, 4/1/24	30,000	30,840
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	50,000	61,802
HCA, Inc.
5.00%, 3/15/24	60,000	60,300
JPMorgan Chase & Co.
3.63%, 12/1/27	10,000	9,751
Level 3 Financing, Inc.
5.38%, 8/15/22	60,000	61,200
Pacific Gas & Electric Co.
6.05%, 3/1/34	50,000	62,379
Sprint Corp.
7.88%, 9/15/23	60,000	62,100
United Rentals North America, Inc.
5.50%, 7/15/25	120,000	121,350
Verizon Communications, Inc.
6.55%, 9/15/43	25,000	31,270
Wells Fargo & Co.
4.10%, 6/3/26	60,000	61,127

TOTAL CORPORATE BONDS (Cost: $1,345,387)		1,371,983

FOREIGN CORPORATE BONDS - 12.7%

Brazil - 3.1%
Petrobras Global Finance B.V.
5.38%, 1/27/21	100,000	97,600
6.85%, 6/5/2115	60,000	47,475
Vale Overseas Ltd.
4.38%, 1/11/22	10,000	9,950

Total Brazil		155,025

Colombia - 1.8%
Ecopetrol S.A.
7.63%, 7/23/19(c)	80,000	89,600

Indonesia - 2.3%
Majapahit Holding B.V.
7.75%, 1/20/20, Reg S	100,000	113,219

Mexico - 1.9%
Petroleos Mexicanos
6.63%, 6/15/35	100,000	92,260

Peru - 1.9%
Southern Copper Corp.
5.25%, 11/8/42	100,000	91,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

November 30, 2016

Investments	Principal Amount†		Value
Switzerland - 0.4%
Glencore Funding LLC
2.88%, 4/16/20(b)	20,000		$19,806

United Kingdom - 1.3%
BP Capital Markets PLC
3.51%, 3/17/25	65,000		65,618

TOTAL FOREIGN CORPORATE BONDS (Cost: $606,111)			626,840

FOREIGN GOVERNMENT OBLIGATIONS - 8.9%

Argentina - 3.8%
Argentine Republic Government International Bond
7.13%, 7/6/36(b)	200,000		184,600

Brazil - 1.1%
Brazil Notas do Tesouro Nacional
10.00%, 1/1/23, Series F	200,000	BRL	54,699

Mexico - 2.3%
Mexican Bonos
10.00%, 12/5/24, Series M 20	1,700,000	MXN	97,131
7.75%, 11/13/42, Series M	370,000	MXN	18,296

Total Mexico			115,427

Poland - 1.7%
Republic of Poland Government International Bond
4.00%, 1/22/24	80,000		82,724

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $503,119)			437,450

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%

United States - 7.1%
GS Mortgage Securities Trust 5.99%, 8/10/45, Series 2007-GG10, Class AM(d) (Cost: $366,347)	360,000		349,113

BANK LOANS - 6.2%

Canada - 0.8%
1011778 B.C. Unlimited Liability Co. (Burger King/Tim Hortons)
3.75% (LIBOR + 2.75%; LIBOR base rate 1.00%), 12/10/21, Term Loan B2(d)	39,367		39,692

United Kingdom - 0.5%
Virgin Media Investment Holdings Ltd.
3.75% (LIBOR + 2.75%; LIBOR base rate 1.00%), 6/30/23, USD Term Loan F(d)	25,000		25,172

United States - 4.9%
Berry Plastics Group, Inc.
3.75% (LIBOR + 2.75%; LIBOR base rate 1.00%), 10/1/22, Term Loan H(d)	23,747		23,925
First Data Corp.
4.00% (LIBOR + 3.00%; LIBOR base rate 1.00%), 3/24/21, 2016 USD Term Loan(d)	23,617		23,755
Hilton Worldwide Finance LLC
3.50% (LIBOR + 2.50%; LIBOR base rate 1.00%), 10/26/20, Term Loan B1(d)	3,197		3,218
3.08% (LIBOR + 2.50%; LIBOR base rate 0.58%), 10/25/23, Term Loan B2(d)	32,679		32,949
Jaguar Holding Co. II
4.25% (LIBOR + 3.25%; LIBOR base rate 1.00%), 8/18/22, 2015 Term Loan B(d)	24,937		25,030
Petco Animal Supplies, Inc.
5.00% (LIBOR + 4.00%; LIBOR base rate 1.00%), 1/26/23, Term Loan B1(d)	24,937		25,150
PetSmart, Inc.
4.00% (LIBOR + 3.00%; LIBOR base rate 1.00%), 3/11/22, Term Loan B2(d)	39,400		39,562
T-Mobile USA, Inc.
3.50% (LIBOR + 2.75%; LIBOR base rate 0.75%), 11/9/22, Term Loan B(d)	24,937		25,215
Univision Communications, Inc.
4.00% (LIBOR + 3.00%; LIBOR base rate 1.00%), 3/1/20, Term Loan C4(d)	39,370		39,419

Total United States			238,223

TOTAL BANK LOANS (Cost: $302,524)			303,087

	Notional Amount
PURCHASED SWAPTIONS - 0.8%
10-Year Interest Rate Swap (Fund to Receive: Fixed Strike Rate; Fund to Pay: 3-Month USD LIBOR Floating Rate)
Call, Strike Rate at 0.99%, Expires 10/4/17, Counterparty: Bank of America Merrill Lynch**	$460,000		698
30-Year Interest Rate Swap (Fund to Receive: 3-Month USD LIBOR Floating Rate; Fund to Pay: Fixed Strike Rate)
Put, Strike Rate at 2.06%, Expires 10/4/17, Counterparty: Bank of America Merrill Lynch**	200,000		26,052
Put, Strike Rate at 2.31%, Expires 10/4/17, Counterparty: Bank of America Merrill Lynch**	130,000		12,136

TOTAL PURCHASED SWAPTIONS (Cost: $20,013)			38,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

November 30, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Prime Portfolio, 0.26%(e) (Cost: $32,040)(f)	32,040	$32,040

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN SWAPTIONS - 88.5% (Cost: $4,365,867)		4,352,296

	Notional Amount
WRITTEN SWAPTIONS - (0.2)%
10-Year Interest Rate Swap (Fund to Receive: 3-Month USD LIBOR Floating Rate; Fund to Pay: Fixed Strike Rate)
Call, Strike Rate at 1.24%, Expires 10/4/17, Counterparty: Bank of America Merrill Lynch**	$(200,000)	(566)
Call, Strike Rate at 1.49%, Expires 10/4/17, Counterparty: Bank of America Merrill Lynch**	(470,000)	(2,421)
30-Year Interest Rate Swap (Fund to Receive: Fixed Strike Rate; Fund to Pay: 3-Month USD LIBOR Floating Rate)
Put, Strike Rate at 2.81%, Expires 10/4/17, Counterparty: Bank of America Merrill Lynch**	(200,000)	(8,281)

TOTAL WRITTEN SWAPTIONS (Premiums Received: $14,579)		(11,268)

Cash, Foreign Currency and Other Assets in Excess of Liabilities - 11.7%		577,218

NET ASSETS - 100.0%		$4,918,246

†	Principal amount is reported in U.S. dollars unless otherwise noted.
*	Floating rate note. Coupon shown is in effect at November 30, 2016. Date represents the ultimate maturity date.
**	Non-income producing security.
(a)	To-be-announced (“TBA”) security (See Note 2).
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Security, or portion thereof, was on loan at November 30, 2016 (See Note 2).
(d)	Rate shown reflects the accrual rate as of November 30, 2016 on securities with variable or step rates.
(e)	Rate shown represents annualized 7-day yield as of November 30, 2016.
(f)	At November 30, 2016, the total market value of the Fund’s securities on loan was $103,940 and the total market value of the collateral held by the Fund was $108,090. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $76,050.

LIBOR -	London Interbank Offered Rate
Reg S -	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/20/2017	AUD	130,000	USD	97,054	$1,119
1/20/2017	CNY	470,000	USD	69,821	1,720
1/20/2017	MXN	217,000	USD	11,108	572
1/20/2017	USD	24,644	IDR	324,560,000	(866)
1/20/2017	USD	81,520	INR	5,503,389	(1,510)
1/20/2017	USD	12,269	MXN	240,000	(616)
1/20/2017	USD	36,957	NOK	300,000	(1,708)

					$(1,289)

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CNY	Chinese yuan

IDR	Indonesian rupiah

INR	Indian rupee

MXN	Mexican peso

NOK	Norwegian krone

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

November 30, 2016

TOTAL RETURN SWAP - LONG EXPOSURE TO REFERENCE ENTITY

Counterparty	Termination Date	Notional Amount	Fund Pays Fixed Rate (per annum)	Fund Receives Total Return of Reference Entity	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	2/15/46	$70,000	1.923%	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted	$8,118

FUTURES CONTRACTS

Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	4	$(498,063)	Mar-17	$55
U.S. Treasury Long Bond	1	(151,281)	Mar-17	180
U.S. Treasury Ultra Long Term Bond	4	(645,625)	Mar-17	3,601

				$3,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

November 30, 2016

Investments		Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 83.5%

U.S. Treasury Bill - 83.5%
U.S. Treasury Bill 0.44%, 2/16/17* (Cost: $20,880,770)		$20,900,000	$20,880,270

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS - 83.5% (Cost: $20,880,770)			20,880,270

	Contracts	Notional Amount
WRITTEN OPTIONS - (0.7)%
S&P 500 Index, Put Strike Price $2,180, Expires 12/16/16** (Premiums Received: $311,020)	116	(25,288,000)	(165,880)

Cash and Other Assets in Excess of Liabilities - 17.2%			4,302,891

NET ASSETS - 100.0%			$25,017,281

*	Interest rate shown reflects the discount rate at time of purchase.
**	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

November 30, 2016

Investments	Principal Amount†		Value
U.S. GOVERNMENT OBLIGATIONS - 34.0%

U.S. Treasury Bonds - 20.2%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	230,528		$265,983
3.38%, 4/15/32	340,013		474,818
0.75%, 2/15/45	92,265		88,335

Total U.S. Treasury Bonds			829,136

U.S. Treasury Notes - 13.8%
U.S. Treasury Inflation Indexed Note
2.13%, 1/15/19	134,928		142,529
0.63%, 1/15/24	269,001		274,513
U.S. Treasury Note
0.75%, 7/31/18	150,000		149,224

Total U.S. Treasury Notes			566,266

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,375,938)			1,395,402

CORPORATE BONDS - 3.7%

United States - 3.7%
Freeport-McMoRan, Inc.
3.55%, 3/1/22	20,000		19,030
HCA, Inc.
5.38%, 2/1/25	30,000		29,400
Sprint Corp.
7.88%, 9/15/23	100,000		103,500

TOTAL CORPORATE BONDS (Cost: $145,470)			151,930

FOREIGN CORPORATE BONDS - 5.0%

Brazil - 2.4%
Vale Overseas Ltd.
4.38%, 1/11/22(a)	100,000		99,500

Mexico - 2.6%
America Movil S.A.B. de C.V.
5.00%, 3/30/20	100,000		107,495

TOTAL FOREIGN CORPORATE BONDS (Cost: $201,905)			206,995

FOREIGN GOVERNMENT OBLIGATIONS - 27.6%

Australia - 3.4%
Australia Inflation Linked Bond
4.00%, 8/20/20, Series 20CI, Reg S	168,606	AUD	140,565

Brazil - 1.3%
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.00%, 8/15/22, Series B	91,387	BRL	26,802
6.00%, 8/15/50, Series B	88,439	BRL	26,182

Total Brazil			52,984

Canada - 3.8%
Canadian Government Inflation Linked Bond
4.25%, 12/1/26	80,658	CAD	85,437
3.00%, 12/1/36	62,528	CAD	71,203

Total Canada			156,640

Mexico - 4.4%
Mexican Udibonos Inflation Linked Bond
4.00%, 6/13/19, Series S	1,437,262	MXN	72,196
2.50%, 12/10/20, Series S	718,631	MXN	34,539
4.50%, 12/4/25, Series S	1,381,982	MXN	73,999

Total Mexico			180,734

South Africa - 3.8%
Republic of South Africa Inflation Linked Bond
2.50%, 1/31/17, Series R211	1,058,348	ZAR	75,643
5.50%, 12/7/23, Series R197	910,389	ZAR	79,899

Total South Africa			155,542

Sweden - 3.6%
Sweden Inflation Linked Bond
4.00%, 12/1/20, Series 3102	1,086,045	SEK	147,350

Turkey - 2.0%
Turkey Government Inflation Linked Bond
4.00%, 4/1/20	257,821	TRY	79,968

United Kingdom - 5.3%
United Kingdom Inflation Linked Gilt
1.25%, 11/22/27, Reg S	68,246	GBP	115,119
1.25%, 11/22/32, Reg S	54,896	GBP	103,656

Total United Kingdom			218,775

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,601,139)			1,132,558

	Shares
EXCHANGE-TRADED FUNDS - 5.3%

United States - 5.3%
WisdomTree Emerging Markets High Dividend Fund(b)	500		18,500
WisdomTree High Dividend Fund(b)	3,020		198,625

TOTAL EXCHANGE-TRADED FUNDS (Cost: $207,656)			217,125

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Prime Portfolio, 0.26%(c) (Cost: $92,700)(d)	92,700		92,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Real Return Fund (RRF) (consolidated)

November 30, 2016

TOTAL INVESTMENTS IN SECURITIES - 77.9% (Cost: $3,624,808)	$3,196,710
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 22.1%	905,542

NET ASSETS - 100.0%	$4,102,252

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Security, or portion thereof, was on loan at November 30, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of November 30, 2016.
(d)	At November 30, 2016, the total market value of the Fund’s securities on loan was $89,550 and the total market value of the collateral held by the Fund was $92,700.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/20/2017	AUD	116,190	USD	87,820	$2,077
1/20/2017	BRL	160,000	USD	48,164	1,544
1/20/2017	CAD	203,000	USD	154,300	3,238
1/20/2017	EUR	43,152	USD	48,435	2,539
1/20/2017	GBP	111,816	USD	139,345	(561)
1/20/2017	MXN	3,844,423	USD	196,763	10,103
1/20/2017	SEK	1,490,000	USD	174,412	12,521
1/20/2017	USD	63,462	JPY	6,540,000	(5,905)

					$25,556

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

EUR	Euro

GBP	British pound

JPY	Japanese yen

MXN	Mexican peso

SEK	Swedish krona

TRY	Turkish New lira

USD	U.S. dollar

ZAR	South African rand

FUTURES CONTRACTS

Long Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Copper	1	$65,825	Mar-17	$6,200
Corn	4	75,950	Dec-17	2,200
Gasoline RBOB	2	127,084	Mar-17	9,513

				$17,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

November 30, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 84.6%

U.S. Treasury Bills - 84.6%
U.S. Treasury Bills
0.23%, 12/15/16*(a)	$6,315,000	$6,314,672
0.33%, 1/26/17*	128,320,000	128,247,371
0.48%, 2/16/17*	25,420,000	25,396,003

TOTAL INVESTMENTS IN SECURITIES - 84.6% (Cost: $159,964,762)		159,958,046
Cash and Other Assets in Excess of Liabilities - 15.4%		29,193,479

NET ASSETS - 100.0%		$189,151,525

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
12/21/2016	JPY	2,037,000	USD	20,152	$2,256
12/21/2016	JPY	432,710,000	USD	4,131,554	329,999
12/21/2016	JPY	4,350,000	USD	41,729	3,513
12/21/2016	JPY	712,828,000	USD	6,242,779	(19,739)
12/21/2016	USD	10,764,029	JPY	1,108,738,000	(1,023,261)
12/21/2016	USD	29,586	JPY	3,044,000	(2,843)
12/21/2016	USD	69,842	JPY	7,070,000	(7,729)
12/21/2016	USD	297,879	JPY	33,073,000	(7,318)
3/15/2017	JPY	839,033,000	USD	7,381,085	(20,836)

					$(745,958)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

FUTURES CONTRACTS

Short Exposure	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	59	$(7,346,422)	Mar-17	$(815)
British Pound Currency	141	(11,048,231)	Mar-17	(35)
Canadian Dollar Currency	148	(11,038,580)	Mar-17	(365)
Cocoa	459	(10,965,510)	Mar-17	934,120
Corn	423	(7,370,775)	Mar-17	2,750
Euro Currency	83	(11,050,931)	Mar-17	30
Gold 100 Ounce	62	(7,278,180)	Feb-17	—
Live Cattle	167	(7,478,260)	Feb-17	(497,620)
Swiss Franc Currency	89	(11,014,863)	Mar-17	201
U.S. Treasury Long Bond	48	(7,261,500)	Mar-17	(791)

				$437,475

Long Exposure
Australian Dollar Currency	99	$7,297,290	Mar-17	$178
Copper	170	11,190,250	Mar-17	—
Cotton No. 2	311	11,130,690	Mar-17	202,802
Natural Gas	334	11,115,520	Mar-17	(3,170)
Silver	88	7,252,080	Mar-17	(519,860)
Soybean	211	10,985,188	Mar-17	504,725

				$184,675

Total				$622,150

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of November 30, 2016, the Trust consisted of 93 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree Indian Rupee Strategy Fund (“Indian Rupee Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (“U.S. Aggregate Bond Enhanced Yield Fund”)	July 9, 2015
WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (“U.S. Aggregate Bond Negative Duration Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (“U.S. Aggregate Bond Zero Duration Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (“High Yield Bond Negative Duration Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (“High Yield Bond Zero Duration Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Strategic Corporate Bond Fund (“Strategic Corporate Bond Fund”)	January 31, 2013
WisdomTree Western Asset Unconstrained Bond Fund (“Unconstrained Bond Fund”)	June 11, 2015
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund”)	February 24, 2016
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The schedule of investments of the Managed Futures Strategy Fund and Global Real Return Fund (each an “Alternative Fund”), include the investments of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary”). For each Alternative Fund, the accompanying schedules of investments reflect the investments on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Alternative Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Alternative Fund’s investment in its Subsidiary may not exceed 25% of each respective Alternative Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less, to-be-announced (“TBA”) securities, and bank loans) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Indian Rupee Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund, Emerging Markets Local Debt Fund, and the Strategic Corporate Bond Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the closing price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange.

Notes to Schedule of Investments (unaudited)(continued)

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions;

(ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended);

(iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity;

(vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited)(continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$224,344,240	$—

Total	$—	$224,344,240	$—

Unrealized Appreciation on Foreign Currency Contracts	—	8,902,056	—
Unrealized Depreciation on Foreign Currency Contracts	—	(528,079)	—

Total - Net	$—	$232,718,217	$—

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$25,998,894	$—
Repurchase Agreement	—	1,631,000	—

Total	$—	$27,629,894	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(1,290,721)	—

Total - Net	$—	$26,339,173	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$33,533,947	$—
Repurchase Agreement	—	14,950,000	—

Total	$—	$48,483,947	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(1,366,375)	—

Total - Net	$—	$47,117,572	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$35,779,820	$—
Repurchase Agreement	—	14,760,000	—

Total	$—	$50,539,820	$—

Unrealized Appreciation on Foreign Currency Contracts	—	12,401	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,901,718)	—

Total - Net	$—	$48,650,503	$—

Indian Rupee Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$7,250,831	$—
Repurchase Agreement	—	3,378,000	—

Total	$—	$10,628,831	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(205,916)	—

Total - Net	$—	$10,422,915	$—

Notes to Schedule of Investments (unaudited)(continued)

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$3,997,192	$—
Foreign Government Obligations	—	17,628,703	—
Supranational Bonds	—	3,426,842	—
Repurchase Agreement	—	4,000,000	—

Total	$—	$29,052,737	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(102,815)	—

Total - Net	$—	$28,949,922	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$6,848,965	$—
Foreign Government Obligations	—	5,737,191	—
Supranational Bonds	—	4,803,563	—

Total	$—	$17,389,719	$—

U.S. Aggregate Bond Enhanced Yield Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$25,933,940	$—
U.S. Government Obligations	—	18,779,295	—
Corporate Bonds	—	46,859,859	—
Foreign Corporate Bonds	—	8,318,896	—
Foreign Government Obligations	—	2,732,891	—
Supranational Bond	—	62,772	—
Commercial Mortgage-Backed Securities	—	7,717,478	—
Municipal Bonds	—	724,482	—
Asset-Backed Securities	—	2,585,131	—
Investment of Cash Collateral for Securities Loaned	—	951,148	—

Total	$—	$114,665,892	$—

U.S. Government Agencies Sold Short	—	(529,480)	—

Total - Net	$—	$114,136,412	$—

U.S. Aggregate Bond Negative Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$3,463,012	$—
U.S. Government Obligations	—	4,473,546	—
Corporate Bonds	—	3,116,433	—
Foreign Corporate Bonds	—	384,799	—
Foreign Government Agencies	—	126,360	—
Foreign Government Obligations	—	143,508	—
Supranational Bond	—	199,429	—
Commercial Mortgage-Backed Securities	—	567,390	—
Municipal Bond	—	140,821	—
Investment of Cash Collateral for Securities Loaned	—	81,188	—

Total	$—	$12,696,486	$—

Unrealized Depreciation on Futures Contracts	(45,790)	—	—

Total - Net	$(45,790)	$12,696,486	$—

U.S. Aggregate Bond Zero Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$5,654,366	$—
U.S. Government Obligations	—	6,253,655	—
Corporate Bonds	—	4,906,097	—
Foreign Corporate Bonds	—	524,355	—
Foreign Government Obligations	—	208,994	—
Supranational Bond	—	413,949	—
Commercial Mortgage-Backed Securities	—	976,001	—
Municipal Bond	—	177,880	—

Total	$—	$19,115,297	$—

Unrealized Appreciation on Futures Contracts	8,854	—	—
Unrealized Depreciation on Futures Contracts	(24,624)	—	—
U.S. Government Agencies Sold Short	—	(312,375)	—

Total - Net	$(15,770)	$18,802,922	$—

Notes to Schedule of Investments (unaudited)(continued)

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,249,762	$—

High Yield Bond Negative Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$7,093,217	$—
Foreign Corporate Bonds	—	839,022	—
Investment of Cash Collateral for Securities Loaned	—	699,820	—

Total	$—	$8,632,059	$—

Unrealized Depreciation on Futures Contracts	(20,607)	—	—

Total - Net	$(20,607)	$8,632,059	$—

High Yield Bond Zero Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$9,976,023	$—
Foreign Corporate Bonds	—	1,473,022	—
Investment of Cash Collateral for Securities Loaned	—	1,093,355	—

Total	$—	$12,542,400	$—

Unrealized Depreciation on Futures Contracts	(3,554)	—	—

Total - Net	$(3,554)	$12,542,400	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$47,972,067	$—
Foreign Government Agencies	—	2,324,113	—
Foreign Government Obligations	—	1,628,732	—
Common Stocks	228,086	—	—
Investment of Cash Collateral for Securities Loaned	—	1,744,885	—

Total	$228,086	$53,669,797	$—

Unrealized Depreciation on Futures Contracts	(133)	—	—

Total - Net	$227,953	$53,669,797	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$5,996,440	$—
Foreign Government Obligations	—	209,566,872	—
Supranational Bonds	—	7,446,603	—

Total	$—	$223,009,915	$—

Unrealized Appreciation on Foreign Currency Contracts	—	88,741	—
Unrealized Depreciation on Foreign Currency Contracts	—	(170,258)	—

Total - Net	$—	$222,928,398	$—

Strategic Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$83,127	$—
Corporate Bonds	—	4,098,954	—
Foreign Corporate Bonds	—	2,834,442	—
Foreign Government Obligations	—	151,875	—
Investment of Cash Collateral for Securities Loaned	—	458,648	—

Total	$—	$7,627,046	$—

Unrealized Appreciation on Foreign Currency Contracts	—	20,132	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,302)	—

Total - Net	$—	$7,645,876	$—

Unconstrained Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$302,158	$—
U.S. Government Obligations	—	890,739	—
Corporate Bonds	—	1,371,983	—
Foreign Corporate Bonds	—	626,840	—

Notes to Schedule of Investments (unaudited)(continued)

Unconstrained Bond Fund	Level 1	Level 2	Level 3
Foreign Government Obligations	$—	$437,450	$—
Commercial Mortgage-Backed Securities	—	349,113	—
Bank Loans	—	303,087	—
Purchased Swaptions	—	38,886	—
Investment of Cash Collateral for Securities Loaned	—	32,040	—

Total	$—	$4,352,296	$—

Unrealized Appreciation on Foreign Currency Contracts	—	3,411	—
Unrealized Depreciation on Foreign Currency Contracts	—	(4,700)	—
Unrealized Appreciation on Swap Contracts	—	8,118	—
Unrealized Appreciation on Futures Contracts	3,836	—	—
Written Swaptions	—	(11,268)	—

Total - Net	$3,836	$4,347,857	$—

CBOE S&P 500 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$20,880,270	$—

Total	$—	$20,880,270	$—

Written Options	(165,880)	—	—

Total - Net	$(165,880)	$20,880,270	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,395,402	$—
Corporate Bonds	—	151,930	—
Foreign Corporate Bonds	—	206,995	—
Foreign Government Obligations	—	1,132,558	—
Exchange-Traded Funds	217,125	—	—
Investment of Cash Collateral for Securities Loaned	—	92,700	—

Total	$217,125	$2,979,585	$—

Unrealized Appreciation on Foreign Currency Contracts	—	32,022	—
Unrealized Depreciation on Foreign Currency Contracts	—	(6,466)	—
Unrealized Appreciation on Futures Contracts	17,913	—	—

Total - Net	$235,038	$3,005,141	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$159,958,046	$—

Total	$—	$159,958,046	$—

Unrealized Appreciation on Foreign Currency Contracts	—	335,768	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,081,726)	—
Unrealized Appreciation on Futures Contracts	1,644,806	—	—
Unrealized Depreciation on Futures Contracts	(1,022,656)	—	—

Total - Net	$622,150	$159,212,088	$—

There were no Level 3 securities at or during the period ended November 30, 2016.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the period ended November 30, 2016.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, futures contracts, swap contracts and options contracts during the period ended November 30, 2016 which are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at November 30, 2016 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund.

At November 30, 2016, no event occurred that triggered a credit-risk-related contingent feature.

Notes to Schedule of Investments (unaudited)(continued)

As of November 30, 2016, collateral for derivative instruments was as follows:

	Value of Collateral Posted			Value of Collateral Received
Fund	Cash	Securities†	Total	Cash	Securities		Total
U.S. Dollar Bullish Fund	$—	$—	$—	$1,410,000	$1,638,526	*	$3,048,526
Chinese Yuan Strategy Fund	230,000	—	230,000	—	—		—
Emerging Currency Strategy Fund	1,590,000	—	1,590,000	—	—		—
U.S. Aggregate Bond Negative Duration Fund	284,000	—	284,000	—	—		—
U.S. Aggregate Bond Zero Duration Fund	219,647	—	219,647	—	—		—
High Yield Bond Negative Duration Fund	164,000	—	164,000	—	—		—
High Yield Bond Zero Duration Fund	70,400	—	70,400	—	—		—
Emerging Markets Corporate Bond Fund	40,001	—	40,001	—	—		—
Unconstrained Bond Fund	35,354	—	35,354	—	—		—
CBOE S&P 500 PutWrite Strategy Fund	3,220,000	—	3,220,000	—	—		—
Global Real Return Fund (consolidated)	19,526	—	19,526	—	—		—
Managed Futures Strategy Fund (consolidated)	—	6,314,672	6,314,672	—	—		—

†	Securities collateral posted is reflected on the Schedules of Investments.
*	The securities collateral received is comprised entirely of U.S. Treasury securities.

During the period ended November 30, 2016, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional					Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)	Purchased options/ swaptions	Written options/ swaptions
U.S. Dollar Bullish Fund
Foreign exchange contracts	$227,963,330	$456,355,392	$—	$—	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	32,407,874	6,753,222	—	—	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	62,137,898	12,965,169	—	—	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	57,052,033	11,315,626	—	—	—	—	—
Indian Rupee Strategy Fund
Foreign exchange contracts	13,504,901	2,726,623	—	—	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	4,677,014	507,045	—	—	—	—	—
Australia & New Zealand Debt Fund
Foreign exchange contracts	75,666	594,137	—	—	—	—	—
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	—	—	—	—	13,556,969	—	—
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	—	—	—	—	19,780,238	—	—
High Yield Bond Negative Duration Fund
Interest rate contracts	—	—	—	—	8,672,387	—	—
High Yield Bond Zero Duration Fund
Interest rate contracts	—	—	—	—	9,821,328	—	—
Emerging Markets Corporate Bond Fund
Interest rate contracts	—	—	—	—	1,651,914	—	—

Notes to Schedule of Investments (unaudited)(continued)

	Average Notional					Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)	Purchased options/ swaptions	Written options/ swaptions
Emerging Markets Local Debt Fund
Foreign exchange contracts	$11,168,203	$7,614,493	$—	$—	$—	$—	$—
Strategic Corporate Bond Fund
Foreign exchange contracts	1,556	544,719	—	—	—	—	—
Unconstrained Bond Fund
Foreign exchange contracts	162,348	123,024	—	—	—	—	—
Interest rate contracts	—	—	59,461	—	1,486,625	15,273	5,759
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	—	—	—	—	—	—	207,320
Global Real Return Fund (consolidated)
Commodity contracts	—	—	—	264,766	—	—	—
Foreign exchange contracts	64,342	854,862	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	—	46,240,846	37,507,261	—	—
Foreign exchange contracts	17,116,592	12,092,426	—	14,980,820	31,512,895	—	—
Interest rate contracts	—	—	—	12,171,434	3,651,981	—	—

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums, net of any foreign taxes withheld and discounts is accrued daily. Dividend income is recognized on the ex-dividend date. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized forward foreign currency contracts (“Forward Contract”) to obtain net long exposure to foreign currencies consistent with each Currency Strategy Fund’s investment objective. The U.S. Dollar Bullish Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Global Real Return Fund and Strategic Corporate Bond Fund utilized Forward Contracts as hedges to offset some of its currency risk from positions in international securities. The Asia Local Debt Fund, Emerging Markets Local Debt Fund and the Unconstrained Bond Fund utilized Forward Contracts to obtain long and short exposures to foreign currencies consistent with each Fund’s investment objective. The Managed Futures Strategy Fund utilized Forward Contracts to obtain net long exposure to the Japanese Yen consistent with its investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Notes to Schedule of Investments (unaudited)(continued)

Total Return Swap Contracts - The Unconstrained Bond Fund utilized total return swap contracts to manage inflation rate risk. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Futures Contracts - The Duration Funds, Emerging Markets Corporate Bond Fund and the Unconstrained Bond Fund utilized futures contracts to obtain short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Global Real Return Fund utilized futures contracts to obtain long exposure to commodities to hedge inflation risk. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities and interest rates consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Options Contracts - (a) Purchased/Written Options: The CBOE S&P 500 PutWrite Strategy Fund (the “Fund”) utilized option contracts by writing put options on the S&P 500 Index consistent with its investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Fund.

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 — Guarantees. The Fund’s maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At November 30, 2016, the CBOE S&P PutWrite Strategy Fund’s maximum payout for written put options was $25,288,000. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered. At November 30, 2016, the Fund did not have any open written call options.

Notes to Schedule of Investments (unaudited)(continued)

The Fund’s risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Fund’s use of options contracts may include the following: (1) the success of a strategy may depend on the Fund adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

(b) Swaptions: The Unconstrained Bond Fund utilized purchased swaptions and written swaptions on interest rate swap contracts to manage interest rate risk. A purchased swaption contract grants a Fund, in return for payment of a premium, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When a Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives a Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When a Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver (call) or a fixed-rate payer (put) upon exercise. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. A Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve the risk that the issuer or counterparty will fail to perform its contractual obligations.

For the period ended November 30, 2016, transactions for written options/swaptions were as follows:

	Unconstrained Bond Fund		CBOE S&P 500 PutWrite Strategy Fund
	Amount of Premiums	Notional Amount	Amount of Premiums	Contracts
Balance at August 31, 2016	$—	—	$163,050	75
Options/swaptions written	14,579	$870,000	1,011,560	335
Options/swaptions closed	—	—	—	—
Options/swaptions expired	—	—	(863,590)	(294)
Options/swaptions exercised	—	—	—	—

Balance at November 30, 2016	$14,579	$870,000	$311,020	116

Bank Loans - The Unconstrained Bond Fund (the “Fund”) may invest in bank loans (including senior loans). Bank loans are typically arranged through private negotiations in connection with recapitalizations, acquisitions, and refinancings. Bank loans between a company or a non-U.S. government and one or more financial institutions (lenders) may include institutionally traded floating and fixed rate debt obligations. Bank loans are generally acquired as a participation interest in, or assignment of, loans originated by U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from other holders of loan interests. Bank loans are subject to the credit risk of the underlying borrower and the risk of default in the payment of interest or principal on a loan. These loans typically involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Such loans may be vulnerable to adverse changes in economic or market conditions. Bank loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. If, however, bank loans are uncollateralized and/or subordinate to more senior creditors then the bank loans will be subject to a greater risk of nonpayment.

The Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the bank loan interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the bank loan interest.

In addition, loans are generally subject to liquidity risk. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Other risks associated with investing in bank loans include prepayment risk, extension risk, restrictions on resale, and the lack of publicly available information.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Notes to Schedule of Investments (unaudited)(continued)

To-be-announced Transactions - U.S. Aggregate Bond Enhanced Yield Fund, U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the U.S. Aggregate Bond Enhanced Yield Fund, U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions - Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

3. FEDERAL INCOME TAXES

At November 30, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$224,342,149	$2,998	$(907)	$2,091
Brazilian Real Strategy Fund	27,629,138	756	—	756
Chinese Yuan Strategy Fund	48,484,007	189	(249)	(60)
Emerging Currency Strategy Fund	50,539,542	429	(151)	278
Indian Rupee Strategy Fund	10,628,902	—	(71)	(71)
Asia Local Debt Fund	32,341,854	119,745	(3,408,862)	(3,289,117)
Australia & New Zealand Debt Fund	17,440,080	497,835	(548,196)	(50,361)
U.S. Aggregate Bond Enhanced Yield Fund	116,073,428	976,947	(2,384,483)	(1,407,536)
U.S. Aggregate Bond Negative Duration Fund	12,709,631	104,687	(117,832)	(13,145)
U.S. Aggregate Bond Zero Duration Fund	19,151,330	120,432	(156,465)	(36,033)
Floating Rate Treasury Fund	1,248,504	1,284	(26)	1,258
High Yield Bond Negative Duration Fund	8,658,601	226,050	(252,592)	(26,542)
High Yield Bond Zero Duration Fund	12,549,748	344,218	(351,566)	(7,348)
Emerging Markets Corporate Bond Fund	54,526,008	1,171,655	(1,799,780)	(628,125)
Emerging Markets Local Debt Fund	270,241,256	2,821,094	(50,052,435)	(47,231,341)
Strategic Corporate Bond Fund	7,675,799	149,840	(198,593)	(48,753)
Unconstrained Bond Fund	4,365,867	98,249	(111,820)	(13,571)
CBOE S&P 500 PutWrite Strategy Fund	20,880,770	—	(500)	(500)
Global Real Return Fund (consolidated)	4,857,459	50,596	(1,711,345)	(1,660,749)
Managed Futures Strategy Fund (consolidated)	215,054,275	2,038	(55,098,267)	(55,096,229)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended November 30, 2016 are as follows:

Fund	Value at 8/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 11/30/2016	Dividend Income
Global Real Return Fund (consolidated)
WisdomTree Emerging Markets High Dividend Fund	$18,825	$—	$—	$18,500	$402
WisdomTree Global Natural Resources Fund	98,850	—	100,097	—	—
WisdomTree High Dividend Fund	201,011	—	—	198,625	1,767

Total	$318,686	$—	$100,097	$217,125	$2,169

Notes to Schedule of Investments (unaudited)(continued)

5. ADDITIONAL INFORMATION

The following Fund name changes for each Fund listed below are effective as of December 30, 2016. The underlying Indexes these Funds are designed to track will reflect the same name changes as the Funds. These are name changes only, there will be no changes to any Fund’s investment objective or strategy.

Prior to December 30, 2016	Effective on December 30, 2016
WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund	WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund
WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund	WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund
WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund	WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund
WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund	WisdomTree Negative Duration High Yield Bond Fund
WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	January 25, 2017

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	January 25, 2017

* Print the name and title of each signing officer under his or her signature.